UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity® Floating Rate Central Investment Portfolio

Semiannual Report March 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

FR1-SANN-0506 432594.1.0 1.814673.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,034.10	$ .12
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.81	$ .12

* Expenses are equal to the Fund’s annualized expense ratio of .0242%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

2

Investment Changes

Top Five Holdings as of March 31, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Ford Motor Credit Co.	3.9	0.0
CSC Holdings, Inc.	3.3	0.0
Georgia Pacific Corp.	2.6	0.2
SunGard Data Systems, Inc.	2.1	3.4
Fresenius Med Care Hldgs, Inc.	1.9	0.0
	13.8
Top Five Market Sectors as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Healthcare	10.3	9.8
Cable TV	9.6	6.4
Automotive	8.9	6.7
Technology	7.6	9.1
Electric Utilities	6.0	4.5

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

3 Semiannual Report

Investment Changes continued

Semiannual Report 4

Investments March 31, 2006
Showing Percentage of Net Assets

Floating Rate Loans (d) 88.3%
	Principal	Value
	Amount	(Note 1)
Aerospace – 1.8%
DRS Technologies, Inc. term loan 6.2771% 1/31/13 (b)	$ 6,270,000	$ 6,340,538
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
6.85% 12/31/11 (b)	1,379,575	1,401,993
Transdigm, Inc. term loan 10.22% 11/10/11 (b)	6,000,000	5,992,500
		13,735,031
Air Transportation – 0.9%
Delta Air Lines, Inc. Tranche B, term loan 11.01%
3/16/08 (b)	1,030,000	1,058,325
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (b)	5,250,000	5,322,188
Tranche DD, term loan 8.625% 2/1/12 (b)	750,000	760,313
		7,140,826
Automotive 3.2%
AM General LLC Tranche B1, term loan 9.224%
11/1/11 (b)	3,544,872	3,633,494
Delphi Corp. Tranche B, term loan 7.375% 10/8/07 (b)	5,510,000	5,592,650
Federal-Mogul Financing Trust term loan 6.8125%
12/9/06 (b)	1,300,000	1,304,875
Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 6.325% 4/30/10 (b)	2,060,000	2,078,025
Tranche 2, term loan 7.06% 4/30/10 (b)	1,480,000	1,502,200
Travelcenters of America, Inc. Tranche B, term loan
6.6199% 12/1/11 (b)	7,897,048	7,966,147
TRW Automotive Holdings Corp. Tranche B, term loan
6.25% 6/30/12 (b)	2,756,759	2,763,651
		24,841,042
Broadcasting – 1.6%
Entravision Communication Corp. term loan 6.03%
3/29/13 (b)	3,990,000	4,014,938
Gray Television, Inc. Tranche B, term loan 6.03%
11/22/12 (b)	825,746	831,939
Nexstar Broadcasting, Inc. Tranche B, term loan 6.28%
10/1/12 (b)	5,696,533	5,710,774
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.73% 6/10/12 (b)	1,559,250	1,576,792
		12,134,443

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Building Materials – 0.5%
Contech Construction Products, Inc., Ohio term loan
6.8167% 2/9/13 (b)	$ 580,000	$ 587,975
Masonite International Corp. term loan 6.634%
4/5/13 (b)	3,450,262	3,394,195
		3,982,170
Cable TV 9.3%
Adelphia Communications Corp. Tranche B, term loan
6.8125% 8/7/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 9.75%
6/30/09 (b)	3,000,000	2,917,500
Charter Communications Operating LLC:
Tranche A, term loan 7.67% 4/27/10 (b)	8,630,902	8,684,845
Tranche B, term loan 7.92% 4/7/11 (b)	1,977,390	1,994,693
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/31/13 (b)	25,000,000	25,218,750
DIRECTV Holdings LLC Tranche B, term loan 6.2763%
4/13/13 (b)	7,260,000	7,332,600
Liberty Cablevision of Puerto Rico LTC term loan 7.09%
3/1/13 (b)	1,500,000	1,513,125
NTL Cable PLC term loan 10.3181% 3/3/07 (b)	8,800,000	8,855,000
San Juan Cable, Inc. Tranche 1, term loan 6.84%
10/31/12 (b)	2,533,650	2,565,321
UPC Broadband Holding BV Tranche H2, term loan
7.28% 9/30/12 (b)	3,940,000	3,964,625
UPC Distribution Holdings BV Tranche F, term loan
8.03% 12/31/11 (b)	4,000,000	4,030,000
WideOpenWest Illinois, Inc. Tranche B, term loan
7.6541% 6/22/11 (b)	2,573,804	2,599,542
		72,138,251
Capital Goods 1.1%
Alliance Laundry Systems LLC term loan 6.92%
1/27/12 (b)	1,770,000	1,796,550
Chart Industries, Inc. Tranche B, term loan 6.625%
10/17/12 (b)	481,667	488,892
Flowserve Corp. term loan 6.6582% 8/10/12 (b)	1,210,974	1,227,625
Hexcel Corp. Tranche B, term loan 6.3753% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 7.0466% 10/3/12 (b)	666,650	675,816
NACCO Materials Handling Group, Inc. term loan
3/21/13 (e)	2,400,000	2,421,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Capital Goods – continued
Walter Industries, Inc. term loan 6.4117% 10/3/12 (b) .	$ 552,151	$ 558,363
Wastequip, Inc. Tranche B1, term loan 7.4598%
7/15/11 (b)	962,725	972,352
		8,514,298
Chemicals – 1.9%
Basell USA, Inc.:
Tranche B2, term loan 7.31% 8/1/13 (b)	190,000	193,800
Tranche C2, term loan 7.6675% 8/1/14 (b)	190,000	193,800
Celanese Holding LLC term loan 6.9272% 4/6/11 (b)	2,323,016	2,354,957
Huntsman International LLC Tranche B, term loan 6.53%
8/16/12 (b)	1,426,255	1,435,169
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (b)	1,520,000	1,540,900
Tranche C, term loan 7.8392% 1/31/14 (b)	1,520,000	1,540,900
ISP Chemco, Inc. Tranche B, term loan 6.5%
2/16/13 (b)	3,000,000	3,030,000
PQ Corp. term loan 7% 2/11/12 (b)	3,267,000	3,307,838
Solutia, Inc. Tranche B, term loan 8.78% 3/31/07 (b)	1,080,000	1,089,450
		14,686,814
Consumer Products – 0.7%
Central Garden & Pet Co. Tranche B, term loan 6.3979%
9/12/12 (b)	2,640,000	2,663,100
Fender Musical Instrument Corp. Tranche B1, term loan
6.47% 3/30/12 (b)	679,055	689,241
Simmons Bedding Co. Tranche C, term loan 7.3708%
12/19/11 (b)	1,765,003	1,789,271
		5,141,612
Containers – 1.5%
Crown Holdings, Inc. Tranche B, term loan 6.44%
11/15/12 (b)	11,350,000	11,435,125
Diversified Financial Services – 1.3%
AWAS Aviation Acquisitions Ltd.:
Tranche 1, term loan 6.75% 3/15/13 (b)	3,000,000	2,992,500
Tranche 2, term loan 11% 3/15/13 (b)	1,520,000	1,531,400
LPL Holdings, Inc. Tranche B, term loan 8.2007%
6/28/13 (b)	3,990,000	4,029,900
Newkirk Master LP Tranche B, term loan 6.4134%
8/11/08 (b)	502,922	507,322
Plum Point Energy Association LLC Credit-Linked Deposit
7.1669% 3/14/14 (b)	971,429	978,714
		10,039,836

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Diversified Media – 1.4%
Advantage Sales & Marketing LLC term loan 6.9%
3/29/13 (b)	$ 2,280,000	$ 2,299,950
NextMedia Operating, Inc.:
Tranche 1, term loan 6.7242% 11/18/12 (b)	616,900	623,069
Tranche 2, term loan 9.25% 11/18/13 (b)	3,000,000	3,060,000
Quebecor Media, Inc. Tranche B, term loan 6.6023%
1/17/13 (b)	2,580,000	2,618,700
R.H. Donnelley Corp.:
Tranche A3, term loan 6.6786% 12/31/09 (b)	875,906	878,096
Tranche D1, term loan 6.69% 6/30/11 (b)	1,506,187	1,513,718
		10,993,533
Electric Utilities – 4.1%
Allegheny Energy Supply Co. LLC term loan 6.4108%
3/8/11 (b)	3,037,810	3,037,810
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.96% 6/24/12 (b)	2,081,301	2,104,715
term loan 7.9445% 6/24/12 (b)	1,491,463	1,508,242
Mirant North America LLC / Mirant North America
Finance Corp. term loan 6.4413% 1/3/13 (b)	4,119,675	4,155,722
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (b)	1,856,631	1,877,518
term loan 6.82% 2/1/13 (b)	8,143,369	8,245,161
Plum Point Energy Association LLC term loan 8.0438%
3/14/14 (b)	4,028,571	4,058,786
Primary Energy Finance LLC term loan 6.9794%
8/24/12 (b)	3,014,850	3,029,924
Reliant Energy, Inc. term loan 7.175% 4/30/10 (b)	362,873	362,873
Thermal North America, Inc. term loan 6.73%
10/12/13 (b)	3,117,328	3,132,915
		31,513,666
Energy – 5.4%
Boart Longyear Holdings, Inc. Tranche 1, term loan
7.98% 7/28/12 (b)	2,776,050	2,817,691
Citgo Petroleum Corp. Tranche B, term loan 6.2188%
11/15/12 (b)	1,845,375	1,859,215
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (b)	704,000	711,040
Tranche B1, term loan 7.5034% 7/8/12 (b)	1,050,727	1,061,234
Eagle Rock Gas Gathering & Processing Ltd. term loan
7.03% 12/1/12 (b)	3,000,000	3,026,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Energy – continued
El Paso Corp.:
Credit-Linked Deposit 7.425% 11/22/09 (b)	$10,000,000	$10,125,000
term loan 7.75% 11/22/09 (b)	991,870	1,005,508
Key Energy Services, Inc. Tranche B, term loan 7.6829%
6/30/12 (b)	4,219,425	4,266,894
LB Pacific LP term loan 7.7211% 3/3/12 (b)	3,960,000	4,009,500
Petroleum Geo-Services ASA term loan 7.48%
12/16/12 (b)	3,321,675	3,346,588
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (b)	1,289,032	1,295,477
term loan:
6.83% 10/31/07 (b)	1,000,000	1,005,000
7.0908% 10/31/12 (b)	5,344,113	5,370,833
Universal Compression, Inc. term loan 6.48%
2/15/12 (b)	1,050,200	1,059,389
Vulcan/Plains Resources, Inc. term loan 6.25%
8/12/11 (b)	527,925	531,225
		41,490,844
Entertainment/Film 1.4%
AMC Entertainment, Inc. term loan 6.9431%
1/26/13 (b)	1,935,150	1,956,920
MGM Holdings II, Inc. Tranche B, term loan 7.2294%
4/8/12 (b)	8,550,000	8,656,875
		10,613,795
Environmental – 2.1%
Allied Waste Industries, Inc.:
term loan 6.7957% 1/15/12 (b)	9,725,890	9,725,890
Tranche A, Credit-Linked Deposit 6.5756%
1/15/12 (b)	2,999,538	2,999,538
Envirocare of Utah, Inc. Tranche 1, term loan 7.38%
4/13/10 (b)	3,363,636	3,397,273
		16,122,701
Food/Beverage/Tobacco – 2.2%
Bolthouse Farms, Inc. Tranche 1, term loan 7.37%
12/16/12 (b)	2,680,000	2,720,200
Centerplate, Inc. term loan 7.8922% 10/1/10 (b)	4,883,100	4,925,827
Commonwealth Brands, Inc. term loan 7% 12/22/12 (b)	2,967,500	3,012,013
Constellation Brands, Inc. Tranche B, term loan 6.3613%
11/30/11 (b)	3,487,492	3,535,445
Doane Pet Care Co. term loan 6.8137% 10/24/12 (b) .	915,400	929,131

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Food/Beverage/Tobacco – continued
Mafco Worldwide Corp. term loan 6.9242%
12/8/11 (b)	$ 1,429,182	$ 1,443,474
Michael Foods, Inc. Tranche B, term loan 6.698%
11/21/10 (b)	130,000	131,788
		16,697,878
Gaming – 1.9%
Ameristar Casinos, Inc. term loan 6.3288%
11/10/12 (b)	568,575	574,261
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.8177% 6/30/12 (b)	3,850,650	3,908,410
Tranche 2, term loan 8.74% 7/18/11 (b)	1,360,000	1,380,400
Green Valley Ranch Gaming LLC term loan 6.9794%
12/17/11 (b)	2,165,094	2,189,451
Herbst Gaming, Inc. term loan 7.1087% 1/7/11 (b)	396,000	399,960
Isle of Capri Casinos, Inc. term loan 6.4176%
2/4/11 (b)	197,500	199,475
Pinnacle Entertainment, Inc. Tranche B, term loan 6.78%
12/14/11 (b)	360,000	362,250
Venetian Casino Resort LLC Tranche B, term loan 6.73%
6/15/11 (b)	5,908,547	5,945,475
		14,959,682
Healthcare – 10.3%
Accellent, Inc. term loan 6.8% 11/22/12 (b)	2,912,700	2,934,545
AmeriPath, Inc. Tranche B, term loan 6.64%
10/31/12 (b)	520,000	525,200
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.8374% 2/7/12 (b)	2,334,747	2,361,013
Angiotech Pharmaceuticals, Inc. term loan 6.3%
3/23/13 (b)	1,000,000	1,005,000
Community Health Systems, Inc. term loan 6.56%
8/19/11 (b)	5,934,836	6,009,022
CRC Health Group, Inc. term loan 7.2294% 2/6/13 (b)	1,040,000	1,054,300
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (b)	12,431,902	12,587,301
Fresenius Medical Care Holdings, Inc. Tranche B, term
loan 6.3986% 3/23/12 (b)	15,000,000	15,037,500
Genoa Healthcare Group LLC Tranche 1, term loan
8.1856% 8/4/12 (b)	1,316,531	1,329,696
HealthSouth Corp. term loan 8.15% 3/10/13 (b)	10,000,000	10,075,000
LifePoint Hospitals, Inc. Tranche B, term loan 6.185%
4/15/12 (b)	3,064,304	3,083,456
Per-Se Technologies, Inc. Tranche B, term loan 7.2243%
1/6/13 (b)	3,632,184	3,677,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Healthcare continued
Psychiatric Solutions, Inc. term loan 6.36% 7/1/12 (b) .	$ 510,769	$ 515,877
Quintiles Transnational Corp. Tranche B, term loan
6.85% 3/31/13 (b)	5,000,000	5,056,250
Renal Advantage, Inc. Tranche B, term loan 7.4246%
9/30/12 (b)	3,502,400	3,546,180
Team Health, Inc. term loan 7.27% 11/22/12 (b)	4,827,900	4,876,179
Vicar Operating, Inc. term loan 6.375% 5/16/11 (b)	5,866,842	5,910,844
		79,584,949
Homebuilding/Real Estate – 4.6%
Capital Automotive (REIT) Tranche B, term loan 6.34%
12/16/10 (b)	12,000,000	12,120,000
CB Richard Ellis Services, Inc. term loan 6.703%
3/31/10 (b)	1,398,710	1,412,697
General Growth Properties, Inc. Tranche A1, term loan
6.06% 2/24/10 (b)	10,000,000	9,987,500
Lion Gables Realty LP term loan 6.42% 9/30/06 (b)	2,080,968	2,083,570
LNR Property Corp. Tranche B, term loan 7.6421%
2/3/08 (b)	3,621,747	3,657,964
Maguire Properties, Inc. Tranche B, term loan 6.4413%
3/15/10 (b)	4,055,556	4,065,694
Shea Mountain House LLC Tranche B, term loan 6.74%
5/11/11 (b)	2,430,000	2,442,150
		35,769,575
Hotels 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.1711%
2/9/13 (b)	1,800,000	1,806,750
Leisure – 1.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
7.62% 6/8/12 (b)	3,000,000	3,037,500
Century Theaters, Inc. Tranche B, term loan 6.695%
3/1/13 (b)	870,000	878,700
Easton Bell Sports, Inc. Tranche B, term loan 6.8037%
3/16/12 (b)	450,000	455,625
London Arena & Waterfront Finance LLC Tranche A,
term loan 8.38% 3/8/12 (b)	3,630,000	3,657,225
Mega Bloks, Inc. Tranche B, term loan 6.4375%
7/26/12 (b)	437,800	442,178
Southwest Sports Group, Inc. Tranche B, term loan
7.46% 12/22/10 (b)	5,000,000	5,037,500
		13,508,728

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Metals/Mining – 1.3%
Alpha National Resources LLC / Alpha National
Resources Capital Corp. Tranche B, term loan 6.32%
10/26/12 (b)	$ 1,167,075	$ 1,171,452
Compass Minerals Tranche B, term loan 6.4693%
12/22/12 (b)	1,162,800	1,170,068
Murray Energy Corp. Tranche 1, term loan 7.8288%
1/28/10 (b)	495,000	499,950
Novelis, Inc. term loan 6.44% 1/7/12 (b)	2,630,769	2,660,365
Peabody Energy Corp. term loan 5.7477% 3/21/10 (b)	4,891,796	4,891,796
		10,393,631
Paper 3.8%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (b)	10,000,000	10,200,000
Tranche B, term loan 6.8847% 12/23/12 (b)	9,975,000	10,049,813
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.6757% 11/1/10 (b)	655,111	664,937
Tranche B, term loan 7.1039% 11/1/11 (b)	4,700,032	4,770,533
Tranche C, term loan 7.0641% 11/1/11 (b)	1,913,354	1,942,055
Tranche C1, term loan 6.9375% 11/1/11 (b)	500,329	507,209
Xerium Technologies, Inc. Tranche B, term loan 7.2294%
5/18/12 (b)	1,467,332	1,467,332
		29,601,879
Publishing/Printing – 2.4%
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.4973% 3/9/10 (b)	10,240,647	10,291,850
Tranche B1, term loan 6.2968% 3/10/10 (b)	4,307,380	4,328,917
Liberty Group Operating, Inc. Tranche B, term loan
7.125% 2/28/12 (b)	220,461	222,390
Newspaper Holdings, Inc. Tranche B, term loan
6.1875% 8/24/12 (b)	370,000	371,388
PRIMEDIA, Inc. Tranche B, term loan 6.92% 9/30/13 (b)	3,154,150	3,118,666
		18,333,211
Railroad 1.7%
Helm Holding Corp. Tranche 1, term loan 7.215%
7/8/11 (b)	1,173,922	1,185,662
Kansas City Southern Railway Co. Tranche B1, term loan
6.3074% 3/30/08 (b)	8,618,238	8,618,238
RailAmerica, Inc. term loan 7.0625% 9/29/11 (b)	2,913,284	2,949,700
		12,753,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Restaurants 2.7%
Arby’s Restaurant Group, Inc. Tranche B, term loan
7.0649% 7/25/12 (b)	$ 3,970,000	$ 4,019,625
Burger King Corp. Tranche B1, term loan 6.5%
6/30/12 (b)	4,140,338	4,161,039
Del Taco Tranche B, term loan 7.0719% 3/29/13 (b)	1,000,000	1,012,500
Domino’s, Inc. term loan 6.4557% 6/25/10 (b)	4,770,771	4,818,479
Dunkin Brands Acquisition, Inc. term loan 7.3256%
3/1/13 (b)	2,370,000	2,372,963
Jack in the Box, Inc. term loan 6.3969% 1/8/11 (b)	3,101,920	3,129,061
Landry’s Seafood Restaurants, Inc. term loan 6.8597%
12/28/10 (b)	1,446,688	1,461,154
		20,974,821
Services – 4.1%
Coinmach Corp. Tranche B1, term loan 7.2859%
12/19/12 (b)	949,042	963,277
Coinstar, Inc. term loan 6.55% 7/1/11 (b)	753,391	764,691
DynCorp term loan 7.6245% 2/11/11 (b)	1,985,000	2,004,850
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (b)	666,667	673,333
Tranche B, term loan 6.8935% 12/21/12 (b)	4,540,620	4,586,026
Tranche DD, term loan 12/21/12 (e)	781,333	784,263
Iron Mountain, Inc.:
term loan 6.5% 4/2/11 (b)	4,937,500	4,974,531
Tranche C, term loan 6.5625% 4/2/11 (b)	3,694,043	3,721,748
Rural/Metro Corp.:
Credit-Linked Deposit 7.1913% 3/4/11 (b)	520,882	526,091
term loan 7.1029% 3/4/11 (b)	1,666,824	1,683,492
Sedgwick CMS Holdings, Inc. Tranche B, term loan
6.9779% 1/31/13 (b)	1,296,750	1,312,959
United Rentals, Inc.:
term loan 7.07% 2/14/11 (b)	2,822,379	2,850,603
Tranche B, Credit-Linked Deposit 6.82% 2/14/11 (b) .	575,996	583,196
US Investigations Services, Inc. term loan 7.43%
10/14/12 (b)	6,412,889	6,485,034
		31,914,094
Shipping – 0.1%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	98,572	98,572
Tranche B, term loan 7.3169% 11/23/12 (b)	819,374	830,641
		929,213

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Steels – 0.1%
John Maneely Co. term loan 7.81% 3/24/13 (b)	$ 640,000	$ 649,600
Super Retail – 1.8%
Neiman Marcus Group, Inc. term loan 7.34%
4/6/13 (b)	4,746,835	4,794,304
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (b)	370,000	376,013
Toys ’R’ US, Inc. term loan 7.63% 12/9/08 (b)	9,000,000	9,000,000
		14,170,317
Technology – 7.2%
Affiliated Computer Services, Inc. term loan 6.28%
3/20/13 (b)	1,600,000	1,612,000
Avago Technologies Finance Ltd. Tranche B1, term loan
7.13% 12/5/12 (b)	183,946	184,406
Fidelity National Information Solutions, Inc. Tranche B,
term loan 6.47% 3/9/13 (b)	5,440,500	5,481,304
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (b)	10,000,000	9,987,500
Tranche 2, term loan 11.74% 4/18/12 (b)	3,000,000	3,015,000
ON Semiconductor Corp. Tranche H, term loan 7.23%
12/15/11 (b)	2,962,573	2,992,199
Open Solutions, Inc.:
Tranche 1, term loan 7.33% 6/14/11 (b)	3,166,897	3,210,442
Tranche 2, term loan 11.33% 12/14/11 (b)	2,000,000	2,045,000
SERENA Software, Inc. term loan 6.9481% 3/10/13 (b)	1,500,000	1,516,875
SS&C Technologies, Inc. term loan 7.48% 11/23/12 (b)	2,334,150	2,354,574
SSA Global Technologies, Inc. term loan 6.97%
9/22/11 (b)	2,169,100	2,177,234
SunGard Data Systems, Inc. Tranche B, term loan
7.215% 2/10/13 (b)	14,887,500	15,148,031
Targus Group International, Inc. Tranche 1B, term loan
7.57% 11/21/12 (b)	4,965,789	5,027,862
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	425,724	429,981
		55,182,408
Telecommunications – 3.7%
AAT Communications Corp.:
Tranche 2, term loan 7.56% 7/29/13 (b)	300,000	300,000
Tranche B1, term loan 6.56% 7/27/12 (b)	1,850,000	1,850,000
Alaska Communications Systems Holding term loan:
6.7294% 2/1/12 (b)	7,100,000	7,171,000
6.7294% 2/1/12 (b)	1,000,000	1,010,000
Intelsat Ltd. term loan 6.75% 7/28/11 (b)	13,709,369	13,863,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Floating Rate Loans (d) continued
	Principal	Value
	Amount	(Note 1)
Telecommunications – continued
Madison River Capital LLC/Madison River Finance Corp.
Tranche B1, term loan 7.05% 7/29/12 (b)	$ 1,270,000	$ 1,287,463
NTELOS, Inc. Tranche B1, term loan 7.33% 8/24/11 (b)	987,500	1,003,547
Qwest Corp. Tranche A, term loan 9.5025%
6/30/07 (b)	1,600,000	1,638,000
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 6.6847% 2/14/12 (b)	773,333	775,267
		28,898,876
Textiles & Apparel – 0.2%
St. John Knits International, Inc. Tranche B, term loan
7.25% 3/23/12 (b)	435,775	441,223
William Carter Co. term loan 6.2483% 6/29/12 (b)	713,917	722,841
		1,164,064

TOTAL FLOATING RATE LOANS
(Cost $677,809,910)		681,817,263

Nonconvertible Bonds 10.8%

Automotive 5.7%
Ford Motor Credit Co. 5.7% 11/16/06 (b)	30,000,000	29,910,264
General Motors Acceptance Corp.:
5.645% 5/18/06 (b)	11,000,000	10,968,584
6.09% 9/23/08 (b)	3,000,000	2,831,604
		43,710,452
Cable TV 0.3%
EchoStar DBS Corp. 7.93% 10/1/08 (b)	2,500,000	2,543,750
Diversified Financial Services – 0.6%
Residential Capital Corp. 6.335% 6/29/07 (b)	5,000,000	5,037,210
Electric Utilities – 1.9%
Dynegy Holdings, Inc. 9.875% 7/15/10 (a)	13,265,000	14,558,338
Super Retail – 0.7%
GSC Holdings Corp./Gamestop, Inc. 8.405%
10/1/11 (a)(b)	5,000,000	5,100,000
Technology – 0.4%
Avago Technologies Finance Ltd. 10.32% 6/1/13 (a)(b)	2,000,000	2,090,000
SunGard Data Systems, Inc. 9.4306% 8/15/13 (a)(b)	1,090,000	1,147,225
		3,237,225

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Telecommunications – 1.2%
Qwest Corp. 8.16% 6/15/13 (b)	$ 2,840,000	$ 3,095,600
Rogers Communications, Inc. 8.035% 12/15/10 (b)	6,000,000	6,172,500
		9,268,100

TOTAL NONCONVERTIBLE BONDS
(Cost $83,070,551)		83,455,075

Interfund Loans 0.6%

With Fidelity Select Brokerage & Investment
Management Portfolio, at 5.00% due 4/3/06 (c)
(Cost $4,318,000)	4,318,000	4,318,000

Cash Equivalents 9.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.86%, dated 3/31/06 due 4/3/06)
(Cost $76,254,000)	$76,284,883	76,254,000

TOTAL INVESTMENT PORTFOLIO 109.6%
(Cost $841,452,461)		845,844,338

NET OTHER ASSETS – (9.6)%		(73,757,335)
NET ASSETS 100%		$ 772,087,003

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $22,895,563 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Loan is with an affiliated fund.

(d) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

(e) Position represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$3,279,905 and $3,303,835,
respectively. The coupon rate will be
determined at time of settlement.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $76,254,000) See accompanying
schedule:
Unaffiliated issuers (cost $837,134,461)	$ 841,526,338
Other affiliated issuers (cost $4,318,000)	4,318,000
Total Investments (cost $841,452,461)		$ 845,844,338
Cash		764,080
Receivable for investments sold		904,552
Interest receivable		5,437,247
Other affiliated receivables		2,996
Total assets		852,953,213

Liabilities
Payable for investments purchased	$ 76,696,099
Distributions payable	4,110,435
Other payables and accrued expenses	59,676
Total liabilities		80,866,210

Net Assets		$ 772,087,003
Net Assets consist of:
Paid in capital		$ 767,695,126
Net unrealized appreciation (depreciation) on
investments		4,391,877
Net Assets, for 7,655,702 shares outstanding		$ 772,087,003
Net Asset Value, offering price and redemption price per
share ($772,087,003 ÷ 7,655,702 shares)		$ 100.85

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Operations
		Six months ended March 31, 2006

Investment Income
Interest (including $24,181 from affiliated interfund
lending)		$ 20,701,878

Expenses
Independent directors’ compensation	$ 1,226
Custodian fees and expenses	3,510
Audit	55,231
Legal	14,506
Interest	1,004
Miscellaneous	2,518
Total expenses	77,995

Net investment income		20,623,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(215,211)
Change in net unrealized appreciation (depreciation) on
investment securities		1,750,533
Net gain (loss)		1,535,322
Net increase (decrease) in net assets resulting from
operations		$ 22,159,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Changes in Net Assets
		For the period
		December 15, 2004
	Six months ended	(commencement of
	March 31,	operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,623,883	$ 13,965,139
Net realized gain (loss)	(215,211)	(593,079)
Change in net unrealized appreciation (depreciation) .	1,750,533	2,641,344
Net increase (decrease) in net assets resulting
from operations	22,159,205	16,013,404
Distributions to partners from net investment income	(20,230,979)	(13,815,600)
Affiliated share transactions
Proceeds from sales of shares	302,998,159	469,963,973
Cost of shares redeemed	(4,001,195)	(999,964)
Net increase (decrease) in net assets resulting from
share transactions	298,996,964	468,964,009
Total increase (decrease) in net assets	300,925,190	471,161,813

Net Assets
Beginning of period	471,161,813	—
End of period	$ 772,087,003	$ 471,161,813

Other Information
Shares
Sold	3,012,388	4,693,055
Redeemed	(39,801)	(9,940)
Net increase (decrease)	2,972,587	4,683,115

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights

	Six months ended	Period ended
	March 31,	September 30,
	2006	2005D
Selected Per Share Data
Net asset value, beginning of period	$100.61	$100.00
Income from Investment Operations
Net investment incomeC	3.198	4.001
Net realized and unrealized gain (loss)	177.396
Total from investment operations	3.375	4.397
Distributions to partners from net investment income	(3.135)	(3.787)
Net asset value, end of period	$100.85	$100.61
Total ReturnB	3.41%	4.47%
Ratios to Average Net AssetsE
Expenses before reductions	0242%A	.0271%A
Expenses net of fee waivers, if any	0242%A	.0271%A
Expenses net of all reductions	0242%A	.0271%A
Net investment income	6.40%A	5.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$772,087	$471,162
Portfolio turnover rate	62%A	48%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 15, 2004 (commencement of operations) to September 30, 2005.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Floating Rate Central Investment Portfolio (the fund) is a non diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assump tions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

21 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,348,165
Unrealized depreciation	(764,469)
Net unrealized appreciation (depreciation)	4,583,696
Cost for federal income tax purposes	$ 841,260,642

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Semiannual Report

22

2. Operating Policies continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short term securities and U.S. government securities, aggregated $477,797,388 and $186,221,848, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$ 11,554,000	4.39%

5. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,035,000. The weighted average interest rate was 4.00% .. At period end, there were no bank borrowings outstanding.

23 Semiannual Report

Notes to Financial Statements continued
6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

24

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2006, and the related statements of operations for the six months then ended, the statement of changes in net assets and the financial highlights for the six months ended March 31, 2006 and for the period December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Investment Portfolio as of March 31, 2006, the results of its operations for the six months then ended, and the changes in its net assets and its financial highlights for the six months ended March 31, 2006 and for the period December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 11, 2006

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Floating Rate Central Investment Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMRC that allow FMRC to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

28

Fidelity® High Income Central Investment Portfolio 1

Semiannual Report March 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

HP1-SANN-0506 431791.1.0 1.807410.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,043.80	$ .06
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.87	$ .06

* Expenses are equal to the Fund’s annualized expense ratio of .0126%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

2

Investment Changes

Top Five Holdings as of March 31, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Motors Acceptance Corp.	2.4	1.5
EchoStar DBS Corp.	2.0	1.7
Georgia Pacific Corp.	1.7	0.7
Ford Motor Credit Co.	1.7	0.5
MGM MIRAGE	1.6	1.2
	9.4
Top Five Market Sectors as of March 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Technology	9.2	6.9
Energy	8.9	9.6
Electric Utilities	7.8	6.5
Gaming	7.2	6.0
Telecommunications	6.0	10.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

3 Semiannual Report

Investment Changes continued

Semiannual Report 4

Investments March 31, 2006
Showing Percentage of Net Assets

Nonconvertible Bonds 88.9%
	Principal	Value
	Amount	(Note 1)
Aerospace – 2.3%
Alliant Techsystems, Inc. 6.75% 4/1/16	$ 2,060,000	$ 2,065,150
Bombardier, Inc. 7.45% 5/1/34 (b)	385,000	345,538
DRS Technologies, Inc.:
6.625% 2/1/16	2,050,000	2,029,500
7.625% 2/1/18	1,220,000	1,256,600
L-3 Communications Corp.:
5.875% 1/15/15	2,135,000	2,033,588
6.375% 10/15/15	3,520,000	3,467,200
7.625% 6/15/12	4,230,000	4,378,050
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,771,725
Primus International, Inc. 11.5% 4/15/09 (b)	3,735,000	3,959,100
		24,306,451
Air Transportation – 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,605,000	3,523,888
6.977% 11/23/22	274,706	263,031
7.377% 5/23/19	281,204	258,708
7.8% 4/1/08	410,000	410,000
8.608% 10/1/12	390,000	401,700
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,306,275	2,386,995
		7,244,322
Automotive 4.9%
Ford Motor Co. 7.45% 7/16/31	2,055,000	1,525,838
Ford Motor Credit Co.:
6.625% 6/16/08	4,925,000	4,661,458
7% 10/1/13	5,415,000	4,778,738
7.25% 10/25/11	4,055,000	3,695,042
7.68% 11/2/07 (c)	4,410,000	4,345,076
General Motors Acceptance Corp.:
5.125% 5/9/08	3,525,000	3,317,452
5.5% 1/16/07 (c)	1,420,000	1,397,489
5.625% 5/15/09	1,235,000	1,149,307
6.125% 9/15/06	1,185,000	1,179,534
6.125% 2/1/07	1,650,000	1,624,529
6.75% 12/1/14	2,570,000	2,293,725
6.875% 9/15/11	4,945,000	4,574,125
8% 11/1/31	11,710,000	10,948,850
General Motors Corp. 8.375% 7/15/33	920,000	673,900
Goodyear Tire & Rubber Co. 9% 7/1/15	3,400,000	3,459,500

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Automotive continued
Visteon Corp.:
7% 3/10/14	$ 1,825,000	$ 1,405,250
8.25% 8/1/10	1,025,000	845,625
		51,875,438
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,027,200
Broadcasting – 0.1%
Paxson Communications Corp. 10.75% 1/15/13 (b)(c) .	760,000	744,800
Building Materials – 1.3%
Anixter International, Inc. 5.95% 3/1/15	3,315,000	3,066,375
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (c)	2,300,000	2,340,250
7.875% 12/15/12	1,425,000	1,412,531
Interface, Inc. 9.5% 2/1/14	435,000	445,875
Maax Holdings, Inc. 0% 12/15/12 (a)	5,865,000	2,052,750
Nortek, Inc. 8.5% 9/1/14	3,020,000	3,057,750
NTK Holdings, Inc. 0% 3/1/14 (a)	1,450,000	1,058,500
		13,434,031
Cable TV 4.5%
Cablevision Systems Corp.:
8% 4/15/12	2,055,000	1,998,488
8.7163% 4/1/09 (c)	5,830,000	6,106,925
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	1,865,000	1,552,613
CSC Holdings, Inc.:
7% 4/15/12 (b)(c)	1,785,000	1,735,913
7.875% 2/15/18	1,995,000	1,995,000
EchoStar DBS Corp.:
5.75% 10/1/08	19,635,000	19,389,531
7.125% 2/1/16 (b)	1,950,000	1,920,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,146,625
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,877,984
Kabel Deutschland GmbH 10.625% 7/1/14 (b)	1,850,000	1,974,875
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.5% 10/15/15	915,000	873,825
NTL Cable PLC 8.75% 4/15/14	1,285,000	1,313,913
		47,886,442
Capital Goods 2.7%
Amsted Industries, Inc. 10.25% 10/15/11 (b)	4,415,000	4,735,088
Case New Holland, Inc. 7.125% 3/1/14 (b)	2,590,000	2,564,100
Invensys PLC 9.875% 3/15/11 (b)	11,270,000	11,946,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Capital Goods – continued
Leucadia National Corp. 7% 8/15/13	$ 3,530,000	$ 3,538,825
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,510,000	2,359,400
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,146,038
		28,289,651
Chemicals – 4.0%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (a)	2,210,000	1,745,900
Series B, 0% 10/1/14 (a)	1,355,000	1,056,900
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,602,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	3,345,000	3,466,256
10.125% 9/1/08	2,335,000	2,480,938
Hexion US Finance Corp. / Hexion Nova Scotia Finance
ULC 9.35% 7/15/10 (c)	3,525,000	3,577,875
Huntsman LLC 11.85% 7/15/11 (c)	5,660,000	5,971,300
Millennium America, Inc.:
7.625% 11/15/26	390,000	335,400
9.25% 6/15/08	7,185,000	7,274,813
Nalco Co. 7.75% 11/15/11	2,820,000	2,848,200
Nell AF Sarl 8.375% 8/15/15 (b)	4,245,000	4,202,550
NOVA Chemicals Corp.:
6.5% 1/15/12	190,000	176,700
7.4% 4/1/09	4,205,000	4,215,513
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (b)	3,340,000	3,507,000
		42,461,345
Consumer Products – 0.4%
Jostens Holding Corp. 0% 12/1/13 (a)	3,135,000	2,390,438
Jostens IH Corp. 7.625% 10/1/12	530,000	523,375
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,767,125
		4,680,938
Containers – 2.3%
Ball Corp. 6.625% 3/15/18	3,930,000	3,910,350
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,171,950
BWAY Corp. 10% 10/15/10	3,370,000	3,555,350
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (b)	1,900,000	1,971,250
7.75% 11/15/15 (b)	2,090,000	2,178,825
Graham Packaging Co. LP/ GPC Capital Corp. 9.875%
10/15/14	410,000	416,150
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,365,000	1,426,425

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Containers – continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 3,635,000	$ 3,653,175
7.5% 5/15/10	2,730,000	2,764,125
		24,047,600
Diversified Financial Services – 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	625,000	640,625
7.875% 12/1/15	3,140,000	3,312,700
8% 6/15/11	4,510,000	4,679,125
		8,632,450
Diversified Media – 0.7%
LBI Media Holdings, Inc. 0% 10/15/13 (a)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,465,925
Quebecor Media, Inc. 7.75% 3/15/16 (b)	4,110,000	4,202,475
		7,665,900
Electric Utilities – 6.6%
AES Corp.:
8.875% 2/15/11	2,334,000	2,511,968
9.375% 9/15/10	1,509,000	1,648,583
9.5% 6/1/09	9,957,000	10,716,221
AES Gener SA 7.5% 3/25/14	4,175,000	4,279,375
Aquila, Inc. 14.875% 7/1/12	4,555,000	6,172,025
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,930,150
6.875% 12/15/15	1,890,000	1,904,175
7.5% 1/15/09	1,665,000	1,714,950
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (b)	1,730,000	1,758,113
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	6,110,000	6,293,300
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	840,000	890,400
Nevada Power Co.:
5.95% 3/15/16 (b)	950,000	938,515
6.65% 4/1/36 (b)	2,940,000	2,925,300
NRG Energy, Inc.:
7.25% 2/1/14	3,295,000	3,352,663
7.375% 2/1/16	1,825,000	1,866,063
Sierra Pacific Power Co. 6% 5/15/16 (b)	2,825,000	2,810,875
Sierra Pacific Resources:
6.75% 8/15/17 (b)	1,420,000	1,434,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Electric Utilities – continued
Sierra Pacific Resources: – continued
8.625% 3/15/14	$ 1,535,000	$ 1,669,313
TECO Energy, Inc. 6.68% 5/1/10 (c)	2,095,000	2,147,375
Tenaska Alabama Partners LP 7% 6/30/21 (b)	3,064,160	3,087,141
TXU Corp. 6.5% 11/15/24	3,410,000	3,103,100
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,968,438
Utilicorp United, Inc. 9.95% 2/1/11 (c)	720,000	801,000
		69,923,243
Energy – 8.1%
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (b)	2,305,000	2,402,963
Chaparral Energy, Inc. 8.5% 12/1/15 (b)	2,050,000	2,132,000
Chesapeake Energy Corp.:
6.5% 8/15/17	4,565,000	4,513,644
6.5% 8/15/17 (b)	1,795,000	1,774,806
6.875% 11/15/20 (b)	1,185,000	1,193,888
7.5% 6/15/14	2,055,000	2,152,613
7.75% 1/15/15	1,590,000	1,661,550
El Paso Corp.:
6.375% 2/1/09 (b)	4,005,000	3,968,715
6.5% 6/1/08 (b)	650,000	647,407
7.75% 6/15/10 (b)	6,150,000	6,394,770
El Paso Production Holding Co. 7.75% 6/1/13	700,000	728,000
Hanover Compressor Co.:
7.5% 4/15/13	420,000	420,525
8.625% 12/15/10	2,990,000	3,109,600
9% 6/1/14	590,000	631,300
Hanover Equipment Trust 8.75% 9/1/11	535,000	558,406
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (b)	2,500,000	2,487,500
10.5% 9/1/10 (b)	2,533,000	2,786,300
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (b)	1,440,000	1,472,400
Kerr-McGee Corp. 6.95% 7/1/24	785,000	796,775
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14	1,923,000	1,817,235
Newfield Exploration Co.:
6.625% 9/1/14	2,170,000	2,183,563
6.625% 4/15/16	1,960,000	1,960,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15	2,360,000	2,289,200
Parker Drilling Co.:
9.57% 9/1/10 (c)	3,445,000	3,548,350

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Energy – continued
Parker Drilling Co.: – continued
9.625% 10/1/13	$ 2,045,000	$ 2,269,950
Pogo Producing Co. 6.875% 10/1/17	3,970,000	3,930,300
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc. 7.625% 7/15/11	2,875,000	2,943,281
Stone Energy Corp. 6.75% 12/15/14	2,090,000	1,943,700
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (b)	1,850,000	1,928,625
Tesoro Corp.:
6.25% 11/1/12 (b)	1,990,000	1,960,150
6.625% 11/1/15 (b)	1,990,000	1,980,050
Williams Companies, Inc. 6.375% 10/1/10 (b)	8,925,000	8,835,750
		85,625,716
Environmental – 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,695,000	3,510,250
8.5% 12/1/08	2,045,000	2,147,250
8.875% 4/1/08	155,000	162,750
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,795,000	5,766,025
		11,586,275
Food/Beverage/Tobacco – 1.4%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	3,145,000	3,160,725
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10	4,910,000	4,946,825
7.3% 7/15/15	1,970,000	2,029,100
UAP Holding Corp. 0% 7/15/12 (a)	3,095,000	2,770,025
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,345,310
		15,251,985
Gaming – 7.2%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (b)(c)	740,000	756,650
8% 11/15/13 (b)	1,615,000	1,651,338
Kerzner International Ltd. 6.75% 10/1/15	5,170,000	5,480,200
Mandalay Resort Group:
6.5% 7/31/09	4,375,000	4,375,000
9.375% 2/15/10	1,095,000	1,181,231
10.25% 8/1/07	2,485,000	2,618,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Gaming – continued
MGM MIRAGE:
6% 10/1/09	$10,530,000	$10,385,213
6.625% 7/15/15	2,230,000	2,193,763
6.75% 9/1/12	245,000	244,694
6.75% 4/1/13 (b)	2,040,000	2,032,350
6.875% 4/1/16 (b)	1,980,000	1,967,625
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,370,888
6.375% 7/15/09	7,835,000	7,835,000
7.125% 8/15/14	1,480,000	1,498,500
8% 4/1/12	785,000	823,269
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,749,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,908,563
Seneca Gaming Corp.:
7.25% 5/1/12	3,945,000	3,974,588
Series B, 7.25% 5/1/12	3,210,000	3,234,075
Station Casinos, Inc.:
6.625% 3/15/18 (b)	2,150,000	2,104,313
6.875% 3/1/16	3,720,000	3,733,950
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (a)	1,250,000	840,625
9% 1/15/12	2,920,000	2,963,800
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,097,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,330,000	4,227,163
		76,248,442
Healthcare 4.1%
CDRV Investors, Inc. 0% 1/1/15 (a)	8,770,000	6,029,375
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,913,750
9.5% 8/15/10	2,110,000	2,215,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	2,945,000	2,952,363
Mylan Laboratories, Inc. 6.375% 8/15/15	1,650,000	1,658,250
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,720,000	5,770,050
7% 4/1/14 (b)	1,980,000	1,997,325
7% 1/15/16 (b)	1,960,000	1,955,100
ResCare, Inc. 7.75% 10/15/13	2,240,000	2,251,200
Senior Housing Properties Trust 8.625% 1/15/12	5,570,000	6,099,150

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Healthcare continued
Service Corp. International (SCI):
6.75% 4/1/16	$ 740,000	$ 732,600
7% 6/15/17 (b)	190,000	192,850
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (b)	3,140,000	3,202,800
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)	3,190,000	3,182,025
6.625% 10/15/14	1,675,000	1,683,375
		42,835,713
Homebuilding/Real Estate – 2.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13	2,680,000	2,646,500
8.125% 6/1/12	6,080,000	6,247,200
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	757,452
8.875% 4/1/12	1,345,000	1,393,756
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp. 5.125% 4/1/09	1,855,000	1,748,338
Technical Olympic USA, Inc. 7.5% 1/15/15	2,280,000	1,989,300
WCI Communities, Inc.:
6.625% 3/15/15	1,190,000	1,041,250
7.875% 10/1/13	3,255,000	3,116,663
		25,759,059
Hotels 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	1,955,000	2,033,200
Host Marriott LP:
6.75% 6/1/16 (b)	1,960,000	1,960,000
7.125% 11/1/13	4,095,000	4,176,900
		8,170,100
Insurance – 0.8%
Crum & Forster Holdings Corp. 10.375% 6/15/13	2,885,000	2,899,425
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	2,445,000	2,176,050
UnumProvident Corp. 7.375% 6/15/32	405,000	410,743
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	2,840,000	2,903,900
		8,390,118
Leisure – 1.4%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	3,285,000	3,482,100
Town Sports International Holdings, Inc. 0% 2/1/14 (a) .	2,510,000	1,895,050
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,450,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Leisure – continued
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	$ 2,260,000	$ 2,491,650
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (c)	4,260,000	4,323,900
		14,643,225
Metals/Mining – 2.3%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,215,700
Century Aluminum Co. 7.5% 8/15/14	625,000	650,000
Compass Minerals International, Inc.:
0% 12/15/12 (a)	1,060,000	985,800
0% 6/1/13 (a)	9,175,000	8,257,500
Drummond Co., Inc. 7.375% 2/15/16 (b)	4,540,000	4,494,600
Massey Energy Co. 6.875% 12/15/13 (b)	2,950,000	2,894,688
Vedanta Resources PLC 6.625% 2/22/10 (b)	4,225,000	4,151,063
		24,649,351
Paper 1.3%
Catalyst Paper Corp. 8.625% 6/15/11	2,925,000	2,946,938
Georgia-Pacific Corp.:
8% 1/15/24	1,445,000	1,464,869
8.125% 5/15/11	2,455,000	2,568,544
8.875% 5/15/31	2,950,000	3,156,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,025,000	963,500
Stone Container Corp. 9.75% 2/1/11	1,550,000	1,596,500
Stone Container Finance Co. 7.375% 7/15/14	1,435,000	1,327,375
		14,024,226
Publishing/Printing – 1.3%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,595,000	1,684,719
9.875% 8/15/13	1,040,000	1,149,200
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	375,950
9.875% 2/1/13	3,925,000	4,273,344
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,820,750
		13,303,963
Railroad 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	3,450,000	3,501,750
Restaurants 1.0%
Carrols Corp. 9% 1/15/13	3,040,000	3,078,000
Friendly Ice Cream Corp. 8.375% 6/15/12	4,425,000	3,982,500
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,389,750

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Services – 1.9%
Corrections Corp. of America:
6.25% 3/15/13	$ 790,000	$ 774,200
6.75% 1/31/14	1,340,000	1,348,375
7.5% 5/1/11	1,380,000	1,417,950
FTI Consulting, Inc. 7.625% 6/15/13	3,795,000	3,927,825
Iron Mountain, Inc.:
8.25% 7/1/11	1,610,000	1,630,125
8.625% 4/1/13	3,885,000	4,030,688
Rural/Metro Corp.:
0% 3/15/16 (a)	2,860,000	2,109,250
9.875% 3/15/15	1,080,000	1,166,400
United Rentals North America, Inc. 7% 2/15/14	3,730,000	3,590,125
		19,994,938
Shipping – 3.2%
OMI Corp. 7.625% 12/1/13	7,645,000	7,836,125
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	195,000
8.25% 3/15/13	855,000	910,575
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	16,732,000
Teekay Shipping Corp. 8.875% 7/15/11	7,650,000	8,415,000
		34,088,700
Steels – 1.1%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,787,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,325,000	4,757,500
RathGibson, Inc. 11.25% 2/15/14 (b)	3,260,000	3,390,400
		11,935,650
Super Retail – 2.7%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (b)	9,030,000	8,939,700
8.405% 10/1/11 (b)(c)	6,800,000	6,936,000
NBC Acquisition Corp. 0% 3/15/13 (a)	6,590,000	4,678,900
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,130,800
Sonic Automotive, Inc. 8.625% 8/15/13	3,910,000	3,910,000
		28,595,400
Technology – 8.2%
Activant Solutions, Inc. 10.53% 4/1/10 (b)(c)	2,000,000	2,042,500
Amkor Technology, Inc.:
7.75% 5/15/13	405,000	372,600
10.5% 5/1/09	1,020,000	999,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Technology – continued
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (b)	$ 4,175,000	$ 4,488,125
10.32% 6/1/13 (b)(c)	3,140,000	3,281,300
11.875% 12/1/15 (b)	1,035,000	1,125,563
Celestica, Inc.:
7.625% 7/1/13	2,375,000	2,380,938
7.875% 7/1/11	4,265,000	4,360,963
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,430,250
IKON Office Solutions, Inc. 7.75% 9/15/15	6,580,000	6,760,950
Lucent Technologies, Inc.:
6.45% 3/15/29	5,715,000	5,172,075
6.5% 1/15/28	2,550,000	2,269,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 8.16% 12/15/11 (c)	3,045,000	3,067,838
Northern Telecom Capital Corp. 7.875% 6/15/26	375,000	361,875
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,738,563
8.125% 3/1/16	2,265,000	2,281,988
STATS ChipPAC Ltd. 7.5% 7/19/10	5,410,000	5,450,575
SunGard Data Systems, Inc.:
9.125% 8/15/13 (b)	7,250,000	7,648,750
9.4306% 8/15/13 (b)(c)	3,660,000	3,852,150
10.25% 8/15/15 (b)	820,000	861,000
Xerox Capital Trust I 8% 2/1/27	9,540,000	9,873,900
Xerox Corp.:
6.4% 3/15/16	3,950,000	3,920,375
6.875% 8/15/11	1,265,000	1,296,625
7.125% 6/15/10	4,275,000	4,424,625
9.75% 1/15/09	1,340,000	1,472,325
		86,934,953
Telecommunications – 5.2%
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	410,000	419,225
Digicel Ltd. 9.25% 9/1/12 (b)	2,405,000	2,573,350
Intelsat Ltd.:
6.5% 11/1/13	5,710,000	4,268,225
7.625% 4/15/12	4,870,000	4,017,750
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (c)	6,345,000	6,448,106
Millicom International Cellular SA 10% 12/1/13	2,925,000	3,239,438
Mobile Telesystems Finance SA 8% 1/28/12 (b)	2,078,000	2,114,365

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Telecommunications – continued
New Skies Satellites BV:
9.125% 11/1/12	$ 415,000	$ 445,088
9.5725% 11/1/11 (c)	4,145,000	4,227,900
PanAmSat Corp. 9% 8/15/14	2,080,000	2,199,600
PanAmSat Holding Corp. 0% 11/1/14 (a)	1,095,000	785,663
Qwest Corp.:
8.16% 6/15/13 (c)	6,760,000	7,368,400
8.875% 3/15/12	405,000	452,588
Rogers Communications, Inc.:
7.25% 12/15/12	2,435,000	2,550,663
9.625% 5/1/11	3,350,000	3,819,000
SBA Communications Corp. 8.5% 12/1/12	2,600,000	2,873,000
Time Warner Telecom, Inc. 10.125% 2/1/11	2,200,000	2,310,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,757,000	3,752,304
U.S. West Communications 7.5% 6/15/23	805,000	825,125
		54,689,790
Textiles & Apparel – 0.9%
Levi Strauss & Co.:
8.875% 4/1/16 (b)	4,150,000	4,165,563
9.28% 4/1/12 (c)	1,825,000	1,893,438
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	3,155,000	3,218,100
		9,277,101

TOTAL NONCONVERTIBLE BONDS
(Cost $929,831,876)		940,116,016

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1
Class B, 3.8689% 8/1/24 (b)(c)
(Cost $809,905)	1,012,374	916,806

Common Stocks 0.2%
	Shares
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (d)
(Cost $5,834,134)	144,445	1,997,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans 9.2%
	Principal	Value
	Amount	(Note 1)
Aerospace – 0.3%
Transdigm, Inc. term loan 10.22% 11/10/11 (c)	$ 3,440,000	$ 3,435,700
Building Materials – 0.5%
Masonite International Corp. term loan 10.8038%
4/6/15 (c)	5,340,000	4,912,800
Cable TV 1.1%
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/31/13 (c)	5,030,000	5,074,013
NTL Cable PLC term loan 10.3181% 3/3/07 (c)	1,200,000	1,207,500
UPC Broadband Holding BV Tranche H2, term loan
7.28% 9/30/12 (c)	5,460,000	5,494,125
		11,775,638
Chemicals – 0.0%
Huntsman International LLC Tranche B, term loan 6.53%
8/16/12 (c)	234,453	235,918
Diversified Financial Services – 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.2007%
6/28/13 (c)	3,850,350	3,888,854
Electric Utilities – 1.2%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.96% 6/24/12 (c)	2,742,114	2,772,963
term loan 7.9445% 6/24/12 (c)	1,965,003	1,987,109
Tranche 2, term loan 10.3891% 6/24/13 (c)	5,400,000	5,535,000
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (c)	352,982	356,953
term loan 6.82% 2/1/13 (c)	2,327,018	2,356,106
		13,008,131
Energy – 0.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (c)	172,000	173,720
Tranche 2, term loan 11.75% 7/8/13 (c)	2,870,000	2,963,275
Tranche B1, term loan 7.5034% 7/8/12 (c)	256,712	259,279
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (c)	439,355	441,552
term loan:
6.83% 10/31/07 (c)	2,310,000	2,321,550
7.0908% 10/31/12 (c)	1,821,492	1,830,599
		7,989,975

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Floating Rate Loans continued
	Principal	Value
	Amount	(Note 1)
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7.38% 4/13/10 (c)	$ 4,406,364	$ 4,450,427
Tranche 2, term loan 10.13% 4/13/10 (c)	3,770,000	3,845,400
		8,295,827
Healthcare 0.0%
Team Health, Inc. term loan 7.27% 11/22/12 (c)	548,625	554,111
Homebuilding/Real Estate – 1.2%
Capital Automotive (REIT) Tranche B, term loan 6.34%
12/16/10 (c)	4,530,000	4,575,300
LNR Property Corp.:
Tranche A, term loan 9.14% 2/3/08 (c)	1,950,480	1,969,985
Tranche B, term loan:
7.6421% 2/3/08 (c)	3,983,921	4,023,761
9.89% 2/3/08 (c)	1,996,246	2,011,218
		12,580,264
Paper 1.1%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (c)	4,720,000	4,814,400
Tranche B, term loan 6.8847% 12/23/12 (c)	6,753,075	6,803,723
		11,618,123
Technology – 1.0%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.22% 3/9/11 (c)	3,658,050	3,667,195
Tranche B, term loan 6.47% 3/9/13 (c)	1,456,650	1,467,575
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (c)	1,860,000	1,857,675
Tranche 2, term loan 11.74% 4/18/12 (c)	1,050,000	1,055,250
Open Solutions, Inc. Tranche 2, term loan 11.33%
12/14/11 (c)	2,080,000	2,126,800
		10,174,495
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	1,700,000	1,727,625
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (c)	3,620,000	3,782,900
Tranche B, term loan 7.7819% 9/21/13 (c)	1,565,000	1,580,650
Tranche C, term loan 8.2819% 9/21/14 (c)	1,565,000	1,580,650
		8,671,825

TOTAL FLOATING RATE LOANS
(Cost $96,366,357)		97,141,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Cash Equivalents 1.7%
	Maturity	Value
	Amount	(Note 1)
Investments in repurchase agreements (Collateralized
by U.S. Government Obligations, in a joint trading
account at 4.86%, dated 3/31/06 due 4/3/06)
(Cost $18,255,000)	$ 18,262,393	$ 18,255,000

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $1,051,097,272)		1,058,427,157

NET OTHER ASSETS – (0.1)%		(733,199)

NET ASSETS 100%		$ 1,057,693,958

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $188,723,331
or 17.8% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,997,674
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134

A Acquired as a result of an in kind exchange and represents the original acquisition date and cost.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.0%
Canada	3.9%
Bermuda	3.3%
United Kingdom	2.0%
Marshall Islands	1.5%
Luxembourg	1.2%
Others (individually less than 1%) .	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $18,255,000) See accompanying
schedule:
Unaffiliated issuers (cost $1,051,097,272)		$1,058,427,157
Cash		560,345
Receivable for investments sold		4,498,738
Interest receivable		19,289,861
Prepaid expenses		3,628
Other receivables		22,219
Total assets		1,082,801,948

Liabilities
Payable for investments purchased	$ 17,792,969
Distributions payable	7,265,876
Other payables and accrued expenses	49,145
Total liabilities		25,107,990

Net Assets		$ 1,057,693,958
Net Assets consist of:
Paid in capital		$1,050,364,073
Net unrealized appreciation (depreciation) on
investments		7,329,885
Net Assets, for 10,821,507 shares outstanding		$ 1,057,693,958
Net Asset Value, offering price and redemption price per
share ($1,057,693,958 ÷ 10,821,507 shares)		$ 97.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Interest (including $8,114 from affiliated interfund
lending)		$ 40,744,533

Expenses
Independent directors’ compensation	$ 2,152
Custodian fees and expenses	9,878
Audit	46,726
Legal	4,330
Miscellaneous	2,596
Total expenses before reductions	65,682
Expense reductions	(11,466)	54,216

Net investment income		40,690,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,778,710
Change in net unrealized appreciation (depreciation) on
investment securities		(2,184,113)
Net gain (loss)		4,594,597
Net increase (decrease) in net assets resulting from
operations		$ 45,284,914

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
		For the period
		November 12, 2004
	Six months ended	(commencement
	March 31,	of operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,690,317	$ 70,636,910
Net realized gain (loss)	6,778,710	24,820,593
Change in net unrealized appreciation (depreciation)	(2,184,113)	(55,579,867)
Net increase (decrease) in net assets resulting
from operations	45,284,914	39,877,636
Distributions to partners from net investment income	(40,530,411)	(68,972,408)
Affiliated share transactions
Proceeds from sales of shares	4,841,000	50,000
Contributions in-kind	—	1,079,168,181
Cost of shares redeemed	—	(2,024,954)
Net increase (decrease) in net assets resulting from
share transactions	4,841,000	1,077,193,227
Total increase (decrease) in net assets	9,595,503	1,048,098,455

Net Assets
Beginning of period	1,048,098,455	—
End of period	$ 1,057,693,958	$ 1,048,098,455

Other Information
Shares
Sold	50,000	500
Issued for in-kind contributions	—	10,791,682
Redeemed	—	(20,675)
Net increase (decrease)	50,000	10,771,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights
	Six months ended	Period ended
	March 31,	September 30,
	2006	2005E
Selected Per Share Data
Net asset value, beginning of period	$ 97.30	$100.00
Income from Investment Operations
Net investment incomeD	3.767	6.548
Net realized and unrealized gain (loss)	408	(2.855)
Total from investment operations	4.175	3.693
Distributions to partners from net investment income	(3.735)	(6.393)
Net asset value, end of period	$ 97.74	$ 97.30
Total ReturnB,C	4.38%	3.83%
Ratios to Average Net AssetsF
Expenses before reductions	0126%A	.0124%A
Expenses net of fee waivers, if any	0126%A	.0124%A
Expenses net of all reductions	0104%A	.0109%A
Net investment income	7.79%A	7.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,057,694	$1,048,098
Portfolio turnover rate	70%A	113%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 12, 2004 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity High Income Central Investment Portfolio 1 (the fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of Amer ica, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

24

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,783,813
Unrealized depreciation	(17,012,311)
Net unrealized appreciation (depreciation)	$ 10,771,502
Cost for federal income tax purposes	$ 1,047,655,655

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $369,907,020 and $354,620,321, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$ 9,356,714	4.46%

Semiannual Report

26

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,425 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expense by $6,041.

6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

27 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Investment Portfolio 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Investment Portfolio 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended and the statement of changes in net assets and the financial highlights for the six months ended March 31, 2006 and for the period from November 12, 2004 (commencement of operations) to Septem ber 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Investment Portfolio 1 as of March 31, 2006, the results of its operations for the six months then ended and the changes in its net assets and its financial highlights for the six months ended March 31, 2006 and for the period from November 12, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 19, 2006

Semiannual Report 28

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Investment Portfolio 1

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMRC that allow FMRC to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

30

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

31 Semiannual Report

Fidelity® Tactical Income Central Investment Portfolio

Semiannual Report March 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

TP1-SANN-0506 431655.1.0 1.807412.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypo thetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypo thetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,005.10	$ .04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.89	$ .04

* Expenses are equal to the Fund’s annualized expense ratio of .0074%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Semiannual Report

2

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Duration as of March 31, 2006
6 months ago
Years	4.3	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

3 Semiannual Report

Investments March 31, 2006
Showing Percentage of Net Assets

Nonconvertible Bonds 18.5%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.5%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,163,750
6.625% 10/1/28	1,115,000	747,050
7.45% 7/16/31	12,780,000	9,489,150
General Motors Corp. 8.25% 7/15/23	11,340,000	8,164,800
		19,564,750
Household Durables – 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	5,950,000	5,827,519
Media – 1.4%
Comcast Corp.:
5.5% 3/15/11	5,020,000	4,965,182
6.45% 3/15/37	8,100,000	7,793,836
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,136,417
Cox Communications, Inc. 7.125% 10/1/12	8,325,000	8,733,449
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,786,300
8.25% 2/1/30	8,580,000	8,291,214
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	2,831,152
News America, Inc. 6.2% 12/15/34	5,075,000	4,752,809
Time Warner, Inc. 6.625% 5/15/29	7,855,000	7,720,326
Univision Communications, Inc. 3.875% 10/15/08	3,105,000	2,965,576
		54,976,261

TOTAL CONSUMER DISCRETIONARY		80,368,530

CONSUMER STAPLES 0.2%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,479,506
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	4,290,000	4,365,804

TOTAL CONSUMER STAPLES		7,845,310

ENERGY 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,072,723
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,738,886
6.25% 2/15/13	4,500,000	4,613,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

4

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Corp.:
7.75% 1/15/32 (a)	$ 1,990,000	$ 2,044,068
9.625% 5/15/12 (a)	7,730,000	8,642,217
Enterprise Products Operating LP 4% 10/15/07	7,675,000	7,508,468
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,643,420
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	9,615,000	9,461,670
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	980,000	938,350
5.75% 12/15/15	3,000,000	2,872,500
6.625% 6/15/35 (a)	9,360,000	9,041,760
6.625% 6/15/35	2,815,000	2,719,290
7.375% 12/15/14	2,020,000	2,156,350
		59,453,098

FINANCIALS – 9.4%
Capital Markets 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	4,370,000	4,204,700
4.25% 9/4/12 (d)	4,285,000	4,220,545
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,156,420
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,299,471
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,275,952
Lazard Group LLC 7.125% 5/15/15	5,665,000	5,885,306
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,407,240
Morgan Stanley 6.6% 4/1/12	8,400,000	8,813,196
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,506,643
		49,769,473
Commercial Banks – 2.0%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,117,366
7.8% 2/15/10	14,984,000	16,202,334
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,433,815
5.125% 2/14/11	9,545,000	9,363,301
5.25% 2/10/14 (a)	2,560,000	2,482,691
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,241,808
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,279,757
4.75% 7/20/09	3,520,000	3,440,596
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,658,085

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Commercial Banks – continued
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(d)	$ 6,835,000	$ 6,569,686
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,367,235
		81,156,674
Consumer Finance – 0.4%
Household Finance Corp.:
4.125% 11/16/09	5,795,000	5,550,996
5.875% 2/1/09	730,000	740,155
Household International, Inc. 5.836% 2/15/08	8,550,000	8,608,431
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,658,119
		16,557,701
Diversified Financial Services – 1.3%
ILFC E Capital Trust II 6.25% 12/21/65 (a)(d)	1,480,000	1,418,383
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,026,640
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,437,454
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	5,035,000	5,047,698
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,814,434
		50,744,609
Insurance – 0.5%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	9,873,500
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	9,370,000	9,053,500
Symetra Financial Corp. 6.125% 4/1/16 (a)	1,295,000	1,285,929
		20,212,929
Real Estate 3.0%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,118,849
Brandywine Operating Partnership LP:
5.625% 12/15/10	5,260,000	5,212,529
5.75% 4/1/12	2,560,000	2,542,054
CarrAmerica Realty Corp.:
5.25% 11/30/07	4,275,000	4,266,899
5.5% 12/15/10	6,530,000	6,532,605
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,877,849
5.25% 7/15/11	5,000,000	4,967,130
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,205,230
5.5% 10/1/15	14,200,000	13,597,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Real Estate continued
Developers Diversified Realty Corp.:
5% 5/3/10	$ 3,280,000	$ 3,190,397
5.25% 4/15/11	1,855,000	1,808,933
5.375% 10/15/12	1,825,000	1,776,490
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,271,951
6.763% 6/15/07	10,075,000	10,228,684
7.75% 11/15/07	9,645,000	9,970,258
Equity Residential 5.125% 3/15/16	3,435,000	3,258,438
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	3,570,000	3,423,180
iStar Financial, Inc.:
5.65% 9/15/11	3,770,000	3,718,464
5.8% 3/15/11	4,850,000	4,825,250
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,908,315
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,762,668
4.875% 8/15/10	7,325,000	7,130,814
5.1% 6/15/15	4,240,000	4,010,565
5.75% 12/1/15 (a)	3,680,000	3,636,650
Tanger Properties LP 6.15% 11/15/15	6,000,000	5,859,396
		118,101,092
Thrifts & Mortgage Finance – 1.0%
Independence Community Bank Corp.:
3.75% 4/1/14 (d)	2,870,000	2,721,478
4.9% 9/23/10	13,255,000	12,788,119
Residential Capital Corp.:
6.375% 6/30/10	5,860,000	5,903,481
6.875% 6/30/15	1,420,000	1,480,370
Washington Mutual, Inc.:
4.625% 4/1/14	7,830,000	7,159,126
5.32% 9/17/12 (d)	9,000,000	9,018,981
		39,071,555

TOTAL FINANCIALS		375,614,033

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

INDUSTRIALS – 1.5%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	$ 1,900,000	$ 1,743,250
7.45% 5/1/34 (a)	7,300,000	6,551,750
		8,295,000
Airlines – 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	526,618	533,878
6.978% 10/1/12	1,154,065	1,184,125
7.024% 4/15/11	2,545,000	2,627,713
7.858% 4/1/13	10,000,000	10,642,335
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,273,207
6.545% 8/2/20	1,405,048	1,412,074
6.648% 3/15/19	3,417,247	3,442,793
7.056% 3/15/11	2,000,000	2,063,021
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	11,200,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,435,483	2,487,237
United Airlines pass thru Certificates:
6.071% 9/1/14	2,159,689	2,135,209
6.201% 3/1/10	762,194	754,572
6.602% 9/1/13	154,469	152,907
		41,909,071
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,708,574
Transportation Infrastructure 0.2%
BNSF Funding Trust I 6.613% 12/15/55 (d)	6,385,000	6,258,705

TOTAL INDUSTRIALS		60,171,350

INFORMATION TECHNOLOGY – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,408,171
6.375% 8/3/15	4,405,000	4,341,674
		8,749,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

MATERIALS 0.2%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	$ 2,620,000	$ 2,722,117
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,858,584

TOTAL MATERIALS		6,580,701

TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.9%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,258,445
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,655,265
Telecom Italia Capital:
4% 1/15/10	10,065,000	9,462,046
4.875% 10/1/10	3,235,000	3,114,978
5.25% 11/15/13	2,500,000	2,368,765
Verizon Global Funding Corp. 5.85% 9/15/35	10,495,000	9,413,427
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,371,265
		35,644,191
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,663,556

TOTAL TELECOMMUNICATION SERVICES		40,307,747

UTILITIES – 2.5%
Electric Utilities – 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,828,185
Exelon Corp. 4.9% 6/15/15	11,900,000	11,054,160
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,192,518
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,226,161
Monongahela Power Co. 5% 10/1/06	3,890,000	3,878,910
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,369,744
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	2,993,512
Progress Energy, Inc. 7.1% 3/1/11	14,835,000	15,733,971
TXU Energy Co. LLC 7% 3/15/13	5,930,000	6,176,492
		63,453,653
Independent Power Producers & Energy Traders – 0.3%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,272,625

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Duke Energy Corp. 5.625% 11/30/12	$ 3,565,000	$ 3,569,207
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,345,656
		10,187,488
Multi-Utilities – 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,500,570
5.95% 6/15/35	6,270,000	5,780,909
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,194,766
6.125% 4/1/36 (a)	12,595,000	12,329,346
		25,805,591

TOTAL UTILITIES		99,446,732

TOTAL NONCONVERTIBLE BONDS
(Cost $763,268,029)		738,537,346

U.S. Government and Government Agency Obligations 22.4%

U.S. Government Agency Obligations 2.9%
Fannie Mae 6.25% 2/1/11	31,545,000	32,715,414
Freddie Mac:
5.25% 11/5/12	51,240,000	50,370,816
5.875% 3/21/11	20,055,000	20,517,729
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	393,832	394,821
Tennessee Valley Authority 5.375% 4/1/56	2,431,000	2,386,710
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	9,010,000	9,073,593
7.63% 8/1/14	895,000	893,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		116,352,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation Protected Obligations 5.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$68,474,184	$68,883,694
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	132,089,643	128,944,183

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		197,827,877
U.S. Treasury Obligations – 14.5%
U.S. Treasury Bond – principal STRIPS 2/15/15 (b)	55,055,000	35,841,502
U.S. Treasury Bonds 6.125% 8/15/29	2,226,000	2,552,073
U.S. Treasury Notes:
4% 4/15/10	207,438,000	201,158,229
stripped principal:
11/15/08	352,475,000	311,094,432
8/15/10 (b)	18,050,000	14,737,654
8/15/12	20,130,000	14,799,979

TOTAL U.S. TREASURY OBLIGATIONS		580,183,869

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $907,991,182)		894,364,034

U.S. Government Agency Mortgage Securities 23.4%

Fannie Mae – 21.0%
3.734% 1/1/35 (d)	729,555	716,306
3.752% 10/1/33 (d)	454,311	443,048
3.785% 12/1/34 (d)	125,407	123,325
3.792% 6/1/34 (d)	2,136,328	2,066,129
3.824% 6/1/33 (d)	382,996	375,708
3.825% 1/1/35 (d)	483,466	475,247
3.847% 1/1/35 (d)	1,381,426	1,357,942
3.91% 10/1/34 (d)	560,880	552,933
3.913% 5/1/34 (d)	156,690	156,447
3.917% 12/1/34 (d)	452,942	445,953
3.961% 1/1/35 (d)	607,384	598,285
3.971% 5/1/33 (d)	154,138	151,488
3.975% 12/1/34 (d)	456,004	449,419
3.98% 12/1/34 (d)	608,418	599,462
3.983% 12/1/34 (d)	3,037,783	2,998,231
3.988% 1/1/35 (d)	381,927	376,301
4% 6/1/18 to 9/1/19	50,926,848	47,793,546
4.004% 12/1/34 (d)	301,249	296,950

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.008% 2/1/35 (d)	$ 405,793	$ 399,815
4.025% 2/1/35 (d)	403,135	397,563
4.043% 10/1/18 (d)	425,525	417,768
4.047% 12/1/34 (d)	853,924	842,396
4.05% 1/1/35 (d)	225,421	222,166
4.051% 1/1/35 (d)	410,616	404,888
4.066% 4/1/33 (d)	158,136	156,074
4.073% 1/1/35 (d)	804,003	793,028
4.09% 2/1/35 (d)	765,114	754,662
4.09% 2/1/35 (d)	290,711	286,601
4.092% 2/1/35 (d)	291,823	287,901
4.107% 2/1/35 (d)	1,488,062	1,469,089
4.108% 11/1/34 (d)	700,863	692,152
4.11% 1/1/35 (d)	853,164	841,638
4.122% 1/1/35 (d)	1,512,482	1,493,137
4.122% 2/1/35 (d)	946,295	933,567
4.124% 1/1/35 (d)	830,588	819,832
4.155% 2/1/35 (d)	770,660	760,741
4.17% 11/1/34 (d)	206,344	204,046
4.176% 1/1/35 (d)	1,555,291	1,537,623
4.177% 1/1/35 (d)	712,619	703,840
4.178% 1/1/35 (d)	989,317	961,725
4.22% 3/1/34 (d)	396,881	388,769
4.23% 1/1/35 (d)	436,667	431,619
4.236% 1/1/34 (d)	2,320,509	2,276,233
4.25% 2/1/35 (d)	490,746	477,766
4.256% 1/1/34 (d)	1,393,068	1,367,352
4.268% 2/1/35 (d)	276,308	273,332
4.283% 8/1/33 (d)	949,552	938,025
4.284% 3/1/35 (d)	436,745	431,710
4.304% 12/1/34 (d)	292,607	289,667
4.313% 5/1/35 (d)	648,969	641,940
4.317% 3/1/33 (d)	250,053	243,482
4.336% 9/1/34 (d)	682,215	675,823
4.354% 1/1/35 (d)	489,769	478,274
4.356% 4/1/35 (d)	290,902	287,609
4.36% 2/1/34 (d)	1,129,880	1,111,203
4.364% 9/1/34 (d)	1,658,824	1,643,977
4.384% 1/1/35 (d)	552,394	547,455
4.398% 2/1/35 (d)	743,942	725,931
4.4% 5/1/35 (d)	1,377,593	1,362,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.404% 10/1/34 (d)	$ 2,773,314	$ 2,716,877
4.434% 4/1/34 (d)	715,362	707,707
4.436% 3/1/35 (d)	661,847	647,121
4.437% 10/1/34 (d)	2,424,286	2,404,697
4.464% 8/1/34 (d)	1,476,925	1,453,707
4.477% 5/1/35 (d)	475,863	471,205
4.481% 1/1/35 (d)	673,297	668,119
4.496% 3/1/35 (d)	1,565,423	1,531,187
4.5% 5/1/18 to 5/1/35	110,844,627	105,096,318
4.5% 4/1/36 (b)	60,000,000	55,331,250
4.5% 4/1/36 (b)	15,000,000	13,832,813
4.505% 8/1/34 (d)	1,018,975	1,019,046
4.521% 3/1/35 (d)	1,449,238	1,418,558
4.524% 2/1/35 (d)	8,270,583	8,157,524
4.536% 2/1/35 (d)	3,063,440	3,040,954
4.543% 2/1/35 (d)	312,968	310,727
4.545% 7/1/35 (d)	1,679,952	1,663,404
4.549% 2/1/35 (d)	469,419	465,720
4.584% 2/1/35 (d)	1,447,925	1,420,848
4.588% 2/1/35 (d)	4,586,387	4,497,961
4.636% 11/1/34 (d)	1,539,105	1,513,310
4.667% 11/1/34 (d)	1,649,816	1,624,837
4.683% 3/1/35 (d)	3,886,873	3,864,874
4.704% 3/1/35 (d)	808,316	794,559
4.718% 7/1/35 (d)	4,461,831	4,342,611
4.73% 7/1/34 (d)	1,391,753	1,373,577
4.79% 12/1/34 (d)	1,248,235	1,231,109
4.801% 12/1/32 (d)	656,108	653,727
4.809% 12/1/34 (d)	493,285	486,592
4.811% 6/1/35 (d)	2,421,082	2,406,895
4.874% 10/1/34 (d)	5,828,098	5,764,338
5% 2/1/18 to 6/1/34	58,213,296	56,801,465
5% 4/1/36 (b)	17,098,396	16,275,536
5% 4/1/36 (b)	15,000,000	14,278,125
5% 4/1/36 (b)	83,345,351	79,334,356
5% 4/1/36 (b)	30,000,000	28,556,250
5.079% 9/1/34 (d)	4,883,779	4,853,743
5.102% 9/1/34 (d)	527,767	524,764
5.107% 5/1/35 (d)	3,173,679	3,172,505
5.195% 6/1/35 (d)	2,265,442	2,267,616
5.221% 5/1/35 (d)	5,400,641	5,373,962

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
5.256% 3/1/35 (d)	$ 343,245	$ 341,951
5.351% 12/1/34 (d)	931,111	929,984
5.5% 2/1/11 to 10/1/34	77,575,830	76,455,452
5.5% 4/1/36 (b)	15,000,000	14,639,063
5.5% 4/1/36 (b)	56,458,541	55,100,007
5.5% 4/1/36 (b)	1,053,507	1,028,157
6% 6/1/13 to 1/1/34	33,523,112	33,625,161
6% 4/1/36 (b)	30,000,000	29,988,281
6.5% 2/1/12 to 5/1/34	50,018,135	51,193,333
6.5% 4/1/36 (b)	18,289,984	18,651,497
7% 1/1/07 to 2/1/33	17,909,056	18,407,945
7.5% 10/1/09 to 11/1/31	6,117,497	6,411,179
8% 6/1/10 to 6/1/29	5,996	6,271
11.5% 11/1/15	34,233	37,165

TOTAL FANNIE MAE		839,115,449
Freddie Mac – 1.5%
4% 7/1/18 to 9/1/20	9,773,897	9,113,747
4.055% 12/1/34 (d)	489,320	480,938
4.106% 12/1/34 (d)	707,087	695,688
4.159% 1/1/35 (d)	714,022	703,240
4.273% 3/1/35 (d)	657,930	648,456
4.294% 5/1/35 (d)	1,150,677	1,135,246
4.303% 12/1/34 (d)	691,372	672,083
4.335% 1/1/35 (d)	1,623,371	1,602,446
4.361% 3/1/35 (d)	1,050,330	1,021,320
4.38% 2/1/35 (d)	1,326,835	1,291,077
4.437% 2/1/34 (d)	681,276	669,169
4.446% 3/1/35 (d)	694,314	675,727
4.462% 6/1/35 (d)	1,018,932	1,004,860
4.48% 3/1/35 (d)	1,912,758	1,863,887
4.481% 3/1/35 (d)	764,560	745,308
4.486% 3/1/35 (d)	4,569,164	4,494,001
4.5% 5/1/19	1,542,197	1,473,399
4.555% 2/1/35 (d)	1,086,932	1,061,019
5% 11/1/33	633,703	604,262
5.009% 4/1/35 (d)	3,639,502	3,622,979
5.154% 4/1/35 (d)	3,437,131	3,403,928
5.311% 8/1/33 (d)	305,706	306,712
5.5% 12/1/24 to 4/1/25	9,307,844	9,165,620
6% 10/1/23 to 5/1/33	7,727,424	7,747,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac continued
7.5% 11/1/16 to 6/1/32	$ 3,107,493	$ 3,264,694
8% 7/1/25 to 10/1/27	80,764	86,055
8.5% 2/1/19 to 8/1/22	13,093	14,015
12% 11/1/19	17,158	19,295

TOTAL FREDDIE MAC		57,587,125
Government National Mortgage Association 0.9%
6% 6/15/08 to 9/15/10	2,151,497	2,194,102
6.5% 12/15/07 to 12/15/32	15,367,181	15,939,806
7% 6/15/24 to 12/15/33	12,472,180	13,005,757
7.5% 3/15/22 to 8/15/28	3,438,046	3,622,926
8% 4/15/24 to 12/15/25	183,476	193,380
8.5% 8/15/29 to 11/15/31	553,894	588,881

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		35,544,852

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $948,032,960)		932,247,426

Asset Backed Securities 4.2%

Accredited Mortgage Loan Trust Series 2003-2
Class A1, 4.23% 10/25/33	2,401,103	2,334,712
ACE Securities Corp. Series 2004-OP1:
Class M1, 5.3381% 4/25/34 (d)	2,390,000	2,392,395
Class M2, 5.8681% 4/25/34 (d)	3,375,000	3,432,250
Aircraft Lease Securitization Ltd. Series 2005-1
Class C1, 8.4106% 9/9/30 (a)(d)	891,619	902,764
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 5.6181% 3/25/33 (d)	3,090,782	3,108,828
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 5.6181% 10/25/32 (d)	18,293,000	18,328,249
Argent Securities, Inc. Series 2003-W3 Class M2,
6.6181% 9/25/33 (d)	5,400,000	5,472,552
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.6488% 4/15/33 (d)	4,147,143	4,159,567
Series 2004-HE2 Class M1, 5.3681% 4/25/34 (d)	3,320,000	3,344,289
Bayview Financial Asset Trust Series 2003-F Class A,
5.3206% 9/28/43 (d)	5,848,837	5,853,108
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,833,725

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.9188% 2/17/09 (d)	$ 7,735,000	$ 7,737,844
Cendant Timeshare Receivables Funding LLC
Series 2005-1A Class A1, 4.67% 5/20/17 (a)	2,347,327	2,302,582
CNH Equipment Trust Series 2006-A Class A4, 5.27%
9/15/11	13,965,000	13,925,619
Countrywide Home Loans, Inc. Series 2002-6
Class AV1, 5.2481% 5/25/33 (d)	1,254,901	1,257,250
CPS Auto Receivables Trust Series 2006-A Class A4,
5.33% 11/15/12 (a)	2,145,000	2,144,571
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,669,387
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,609,820
Class C, 5.074% 6/15/35 (a)	2,457,000	2,367,375
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 5.9681% 7/25/34 (d)	5,110,000	5,109,956
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.2481% 1/25/35 (d)	900,000	904,863
Class M2, 5.2781% 1/25/35 (d)	1,300,000	1,305,641
Class M3, 5.3081% 1/25/35 (d)	700,000	703,833
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	4,200,000	4,133,063
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.6981% 8/25/33 (d)	1,475,677	1,488,719
Series 2003-4:
Class M1, 5.6181% 10/25/33 (d)	215,000	216,013
Class M2, 6.7181% 10/25/33 (d)	255,000	257,004
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (d)	1,122,537	1,123,850
Class M2, 5.06% 1/20/35 (d)	841,903	843,952
Hyundai Auto Receivables Trust Series 2004-1
Class A4, 5.26% 11/15/12	13,430,000	13,401,797
Long Beach Mortgage Loan Trust Series 2003-3
Class M1, 5.5681% 7/25/33 (d)	5,210,215	5,237,578
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.1238% 10/15/08 (d)	3,400,000	3,400,592
Series 2001-B2 Class B2, 5.1088% 1/15/09 (d)	3,400,000	3,401,480
Series 2002-B2 Class B2, 5.1288% 10/15/09 (d)	3,400,000	3,410,244
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.9181% 12/27/32 (d) .	1,010,000	1,022,157
Series 2003-NC6 Class M2, 6.7681% 6/27/33 (d)	8,680,000	8,856,415
Series 2004-NC2 Class M1, 5.3681% 12/25/33 (d) .	1,410,000	1,419,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Morgan Stanley Dean Witter Capital I Trust
Series 2002-NC3 Class M1, 5.5381% 8/25/32 (d)	$ 815,000	$ 817,099
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	5,150,000	2,324,762
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	2,300,000	519,340
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,235,224
Residential Asset Mortgage Products, Inc.
Series 2003 RZ2 Class A1, 3.6% 4/25/33	980,410	946,633
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,285,927	1,222,434
Saxon Asset Securities Trust Series 2004-1 Class M1,
5.3481% 3/25/35 (d)	2,395,000	2,399,619
Specialty Underwriting & Residential Finance
Series 2003 BC4 Class M1, 5.4181% 11/25/34 (d)	985,000	991,487
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 5.1781% 2/25/34 (d)	325,721	325,718
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 5.9488% 6/15/10 (d)	3,540,000	3,547,059
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (a)(d)	3,320,000	3,319,004
TOTAL ASSET BACKED SECURITIES
(Cost $166,167,295)		166,061,734

Collateralized Mortgage Obligations 7.9%

Private Sponsor 3.0%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.2181% 1/25/34 (d)	1,660,255	1,664,564
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (d)	3,369,390	3,358,512
Bank of America Mortgage Securities, Inc. Series 2005-E
Class 2A7, 4.6134% 6/25/35 (d)	3,890,000	3,780,594
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-6 Class 1A1, 5.125% 8/25/35 (d)	5,146,237	5,098,535
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
5.0981% 1/25/35 (d)	6,278,514	6,288,471
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.01% 12/20/54 (d)	7,000,000	6,999,300
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(d)	3,100,000	3,098,419
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	635,359	628,608

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.2081% 3/25/28 (d)	$ 3,714,209	$ 3,733,173
Series 2004-E Class A2B, 4.45% 11/25/29 (d)	2,841,041	2,842,485
Series 2004-G Class A2, 5.01% 11/25/29 (d)	1,949,776	1,949,850
Series 2005-B Class A2, 4.79% 7/25/30 (d)	3,023,328	3,018,993
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	18,033,300	170,660
Series 2003-G Class XA1, 1% 1/25/29 (f)	15,964,986	165,118
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	14,130,167	150,119
Opteum Mortgage Acceptance Corp. floater
Series 2005-3 Class APT, 5.1081% 7/25/35 (d)	6,601,602	6,607,791
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,955,017	1,959,467
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 6.1481% 6/10/35 (a)(d)	1,693,664	1,726,987
Class B4, 6.3481% 6/10/35 (a)(d)	1,512,880	1,544,496
Class B5, 6.9481% 6/10/35 (a)(d)	1,027,616	1,052,225
Class B6, 7.4481% 6/10/35 (a)(d)	618,473	634,791
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(f)	52,641,182	264,596
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (d)	6,296,715	6,297,852
Series 2004-4 Class A, 4.62% 5/20/34 (d)	3,640,368	3,637,358
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 5.1281% 7/25/35 (d)	8,493,160	8,524,399
Thornburg Mortgage Securities Trust floater
Series 2005-3:
Class A2, 5.0581% 10/25/35 (d)	3,375,326	3,373,618
Class A4, 5.0881% 10/25/35 (d)	8,708,708	8,691,521
WAMU Mortgage pass thru certificates floater
Series 2005-AR19 Class A1C1, 5.0081%
12/25/45 (d)	8,266,923	8,266,858
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	530,157	537,812
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (d)	6,886,439	6,723,674
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	12,958,910	12,636,601
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (d) .	4,216,569	4,144,894

TOTAL PRIVATE SPONSOR		119,572,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency 4.9%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$10,275,000	$10,505,298
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,619,724
Fannie Mae Grantor Trust floater Series 2005-90
Class FG, 5.0681% 10/25/35 (d)	14,681,641	14,628,348
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	461,344	461,911
Series 2002-64 Class PC, 5.5% 12/25/26	1,586,666	1,582,292
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,234,378
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,653,683
sequential pay Series 2003-112 Class AN, 4%
11/25/18	5,525,000	4,934,786
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	4,297,531	3,028,129
Series 2498 Class PD, 5.5% 2/15/16	2,012,027	2,012,370
Series 2543 CLass PM, 5.5% 8/15/18	3,447,603	3,447,850
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,730,284
Series 2665 Class PB, 3.5% 6/15/23	1,007,486	982,334
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,244,631
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,849,078
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,647,176
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,077,685
Class EG, 4.5% 4/15/19	13,500,000	12,539,526
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	20,951,904
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,244,864
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,444,383
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,272,090
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,224,867
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	4,060,936	3,471,410
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,719,896

TOTAL U.S. GOVERNMENT AGENCY		197,508,897

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $319,844,323)		317,081,238

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Commercial Mortgage Securities 7.6%
	Principal	Value
	Amount	(Note 1)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	$ 278,399	$ 282,050
Series 1997-D5 Class PS1, 1.7211% 2/14/43 (d)(f) .	59,356,641	2,542,607
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (d)	10,415,000	10,138,528
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class A3, 5.0688% 11/15/15 (a)(d)	2,715,000	2,718,015
Class C, 5.2188% 11/15/15 (a)(d)	555,000	556,330
Class D, 5.2988% 11/15/15 (a)(d)	870,000	874,436
Class F, 5.6488% 11/15/15 (a)(d)	620,000	622,213
Class H, 6.1488% 11/15/15 (a)(d)	555,000	558,442
Class J, 6.6988% 11/15/15 (a)(d)	580,000	585,044
Class K, 7.3488% 11/15/15 (a)(d)	520,000	517,904
Series 2006-ESH:
Class A, 5.6% 7/14/11 (a)(d)	3,613,401	3,598,599
Class B, 5.7% 7/14/11 (a)(d)	1,801,889	1,794,516
Class C, 5.85% 7/14/11 (a)(d)	3,608,589	3,593,848
Class D, 6.48% 7/14/11 (a)(d)	2,097,282	2,090,176
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.3981% 8/25/33 (a)(d)	3,421,770	3,462,421
Series 2004-2 Class A, 5.2481% 8/25/34 (a)(d)	3,578,699	3,589,882
Series 2004-3:
Class A2, 5.2381% 1/25/35 (a)(d)	562,647	563,350
Class M1, 5.3181% 1/25/35 (a)(d)	622,374	623,541
Class M2, 5.8181% 1/25/35 (a)(d)	389,525	393,663
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,366,285
Class D, 4.986% 5/14/16 (a)	875,000	865,738
Class E, 5.064% 5/14/16 (a)	2,705,000	2,685,441
Class F, 5.182% 5/14/16 (a)	650,000	645,681
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,821,911
Class F, 7.734% 1/15/32	920,000	985,672
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	2,080,000	2,163,345
COMM floater Series 2002-FL7 Class D, 5.3188%
11/15/14 (a)(d)	34,286	34,352
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	611,569	623,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Commercial Mortgage Securities continued
		Principal	Value
		Amount	(Note 1)
CS First Boston Mortgage Securities Corp.: – continued
sequential pay:
Series 2003-C4 Class A3, 4.7% 8/15/36 (d)		$ 320,000	$ 310,492
Series 1997-C2 Class D, 7.27% 1/17/35		14,470,000	15,082,631
Series 1998-C1 Class D, 7.17% 5/17/40		2,205,000	2,354,753
Series 2003-C3 Class ASP, 1.818% 5/15/38 (a)(d)(f)		62,949,009	3,191,320
Series 2004-C1 Class ASP, 0.9364%
1/15/37 (a)(d)(f)		39,260,984	1,251,522
Series 2006 OMA:
Class H, 5.805% 5/15/23 (a)(d)		950,000	919,057
Class J, 5.805% 5/15/23 (a)(d)		1,605,000	1,538,420
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31		13,185,000	13,681,401
DLJ Commercial Mortgage Corp. sequential pay
Series 1999-CG2 Class A1A, 6.88% 6/10/32		4,117,671	4,142,729
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)		11,400,000	11,424,987
Class C1, 7.52% 5/15/06 (a)		8,700,000	8,719,911
Class D1, 7.77% 5/15/06 (a)		6,800,000	6,813,905
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31		6,700,000	6,987,025
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9872% 2/16/24 (d)		5,850,000	5,934,088
Series 2002-35 Class C, 5.8884% 10/16/23 (d)		721,537	731,714
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		6,554,690	6,325,970
Series 2003-47 Class XA, 0.0205% 6/16/43 (d)(f)		17,144,172	906,265
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		2,384,166	2,419,173
Series 2004-C3 Class X2, 0.7312% 12/10/41 (d)(f)	.	6,671,993	169,513
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,598,750
Series 2003-C1 Class XP, 2.0972% 7/5/35 (a)(d)(f)		31,867,475	1,868,521
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,194,415
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,142,509
Series 1998-GLII Class E, 6.9704% 4/13/31 (d)		4,103,000	4,217,502
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)		10,200,000	10,235,292

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)	$ 3,200,000	$ 3,335,038
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	7,740,105	7,856,366
Series 1999-C7 Class A2, 6.507% 10/15/35	4,997,768	5,108,317
JPMorgan Chase Commercial Mortgage Security Corp.
sequential pay Series 2005-LDP2 Class A2, 4.475%
7/15/42	3,740,000	3,621,852
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	814,439
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,018,697
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	13,305,051	13,457,170
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	960,696
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	5,900,000	5,213,529
Merrill Lynch-CFC Commercial Mortgage Trust sequential
pay Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,494,059
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31	1,468,905	1,492,057
Series 1999-RM1 Class E, 6.9849% 12/15/31 (d)	824,000	858,585
Series 2006-HQ8 Class A3, 5.614% 3/12/16 (d)	5,075,000	5,048,049
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.4008% 3/12/35 (a)(d)(f)	32,701,197	1,729,579
Salomon Brothers Mortgage Securities VII, Inc.
sequential pay Series 2000-C3 Class A2, 6.592%
12/18/33	5,060,000	5,262,264
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	12,680,000	12,914,849
Series 1:
Class D2, 6.992% 11/15/07 (a)	13,890,000	14,173,669
Class E2, 7.224% 11/15/07 (a)	8,260,000	8,456,820
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	1,000,000	1,054,903
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,810,589
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A2, 5.477% 3/15/45	18,670,000	18,690,537
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $306,935,788)		302,831,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Municipal Securities 2.1%
	Principal	Value
	Amount	(Note 1)
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	$ 6,600,000	$ 6,719,526
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	684,486
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,100,821
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	4,300,000	4,469,463
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	5,650,000	5,804,245
Keller Independent School District 5% 8/15/30	9,565,000	9,889,636
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	10,250,000	10,693,210
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,646,633
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,657,905
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,899,698
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	7,500,000	7,739,400
New York State Dorm. Auth. Revs. Series B, 5.5%
3/15/25 (AMBAC Insured)	4,740,000	5,465,125
North East Texas Independent School District 5% 8/1/33	4,400,000	4,517,216
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,537,632
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,355,198
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	7,750,000	7,971,340
TOTAL MUNICIPAL SECURITIES
(Cost $86,705,949)		86,151,534

Foreign Government and Government Agency Obligations 1.8%

Israeli State 4.625% 6/15/13	5,305,000	4,983,782
United Mexican States:
5.625% 1/15/17	9,375,000	9,079,688
5.875% 1/15/14	3,690,000	3,664,170
6.75% 9/27/34	18,530,000	19,132,225
7.5% 4/8/33	18,650,000	20,869,350
10.375% 2/17/09	13,059,000	14,691,375
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $69,517,025)		72,420,590

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Fixed Income Funds 17.0%
		Shares	Value
			(Note 1)
Fidelity Ultra-Short Central Fund (e)
(Cost $678,012,031)		6,814,081	$ 677,796,637

Preferred Securities 0.2%
		Principal
		Amount

FINANCIALS – 0.2%
Diversified Financial Services – 0.2%
MUFG Capital Finance 1 Ltd. 6.346% (d)		$ 7,065,000	6,969,396
TOTAL PREFERRED SECURITIES
(Cost $7,065,000)			6,969,396

Cash Equivalents 8.1%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.86%, dated 3/31/06 due 4/3/06)
(Cost $322,537,000)		$ 322,667,627	322,537,000

TOTAL INVESTMENT PORTFOLIO 113.2%
(Cost $4,576,076,582)			4,516,998,761

NET OTHER ASSETS (13.2)%			(526,197,840)
NET ASSETS 100%			$ 3,990,800,921

Swap Agreements
	Expiration	Notional	Value
	Date	Amount
Credit Default Swaps
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the propor
tional notional amount of Morgan Stanley
ABS Capital I, Inc. Series 2004 NC8,
Class B3, 7.2913% 9/25/34	Oct. 2034	$ 1,100,000	$ 16,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11
Class M9, 7.6913% 11/25/34	Dec. 2034	$ 1,160,000	$ 20,565
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the
notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE7 Class B3,
7.6913% 8/25/34	Sept. 2034	1,026,000	21,478
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the
notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-NC7 Class B3,
7.6913% 7/25/34	August 2034	1,026,000	20,236
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the
notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE8 Class B3,
7.3913% 9/25/34	Oct. 2034	1,026,000	22,719
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series 2004 NC6
Class M3, 5.6413% 7/25/34	August 2034	1,026,000	6,792
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	1,026,000	5,781
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series 2004 NC8
Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	6,853

See accompanying notes which are an integral part of the financial statements.

	25	Semiannual Report

Investments continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005 WHQ2 Class M7, 5.4413%
5/25/35	June 2035	$ 940,000	$ 12,868
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the
notional amount of Fieldstone Mortgage
Investment Corp. Series 2004-2 Class M5,
6.3413% 7/25/34	August 2034	778,000	6,659
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005 WHQ2 Class M7, 5.4413%
5/25/35	June 2035	1,026,000	15,689
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc.
Series 2003-BC1 Class B1, 7.6913%
3/25/32	April 2032	575,688	2,768
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	779,000	2,921
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	778,000	1,657
Receive monthly notional amount multiplied
by 2.7% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005 WHQ2 Class M9, 6.41%
5/25/35	June 2035	3,525,000	33,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	$ 1,026,000	$ 12,571
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and
pay to Goldman Sachs, upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 6, par value
of the proportional notional amount (c)	June 2011	21,000,000	(9,240)
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and
pay to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 6, par
value of the proportional notional
amount (c)	June 2011	33,200,000	(14,608)
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	5,815,000	14,130
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	4,215,000	10,242
Receive quarterly notional amount multiplied
by .34% and pay Goldman Sachs upon
default event of Duke Energy Corp. par
value of the notional amount of Duke
Energy Corp. 6.25% 1/15/12	March 2011	5,800,000	17,168
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California
Edison Co., par value of the notional
amount of Southern California Edison Co.
7.625% 1/15/10	Sept. 2010	3,700,000	8,769
Receive quarterly notional amount multiplied
by .38% and pay Bank of America upon
defualt event of Pacific Gas & Electric Co.,
par value of the notional amount of
Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	5,800,000	9,048

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 10,000,000	$ 2,500
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc.
upon default event of New Century Home
Equity Loan Trust, par value of the
notional amount of New Century Home
Equity Loan Trust Series 2004-4 Class M9,
7.0788% 2/25/35	March 2035	2,555,000	19,031

TOTAL CREDIT DEFAULT SWAPS		$ 109,928,688	$ 266,544

Interest Rate Swaps
Receive semi-annually a fixed rate equal to
4.745% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2011	20,000,000	(463,200)
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	98,500,000	354,600
Receive semi-annually a fixed rate equal to
5.13% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	March 2009	92,105,000	(320,525)
Receive semi-annually a fixed rate equal to
5.2075% and pay quarterly a floating
rate based on 3-month LIBOR with
Deutsche Bank	March 2011	110,000,000	(469,700)
Receive semi-annually a fixed rate equal to
5.32125% and pay quarterly a floating
rate based on 3-month LIBOR with
Deutsche Bank	April 2011	125,000,000	0

TOTAL INTEREST RATE SWAPS		$ 445,605,000	$ (898,825)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 20 basis points with
Goldman Sachs	April 2006	$ 62,000,000	$ (1,204,395)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	20,000,000	(398,681)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with
Deutsche Bank	April 2006	12,500,000	(242,214)
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with
Lehman Brothers, Inc.	May 2006	30,000,000	31,455
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	14,000,000	(198,549)

TOTAL TOTAL RETURN SWAPS		$ 138,500,000	$ (2,012,384)

		$ 694,033,688	$ (2,644,665)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $267,844,429
or 6.7% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Dow Jones CDX N.A. Investment Grade
6 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments continued

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Ultra Short Central Fund	$ 12,543,389

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end	% ownership,
Fund	of period		Proceeds	of period	end of period
Fidelity Ultra Short
Central Fund	$ 471,904,052	$ 205,987,450	$ —	$ 677,796,637	8.9%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $322,537,000)
See accompanying schedule:
Unaffiliated issuers (cost $3,898,064,551)	$3,839,202,124
Affiliated Central Funds (cost $678,012,031)	677,796,637
Total Investments (cost $4,576,076,582)		$4,516,998,761
Receivable for investments sold
Regular delivery		15,594,730
Delayed delivery		2,670,062
Receivable for swap agreements		41,235
Receivable for fund shares sold		62,025,596
Interest receivable		27,903,422
Prepaid expenses		11,252
Other receivables		4,000
Total assets		4,625,249,058

Liabilities
Payable to custodian bank	$ 11,353
Payable for investments purchased
Regular delivery	230,500,380
Delayed delivery	386,379,690
Distributions payable	14,824,698
Swap agreements, at value	2,644,665
Other payables and accrued expenses	87,351
Total liabilities		634,448,137

Net Assets		$ 3,990,800,921
Net Assets consist of:
Paid in capital		$4,052,550,465
Net unrealized appreciation (depreciation) on
investments		(61,749,544)
Net Assets, for 41,151,438 shares outstanding		$ 3,990,800,921
Net Asset Value, offering price and redemption price per
share ($3,990,800,921 ÷ 41,151,438 shares)		$ 96.98

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Interest		$ 79,158,485
Income from affiliated Central Funds		12,543,389
Total income		91,701,874

Expenses
Independent directors’ compensation	$ 7,329
Custodian fees and expenses	76,621
Audit	49,343
Legal	3,897
Insurance	7,834
Miscellaneous	52
Total expenses before reductions	145,076
Expense reductions	(5,285)	139,791

Net investment income		91,562,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,393,249)
Swap agreements	(8,036,343)
Total net realized gain (loss)		(18,429,592)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(54,337,440)
Swap agreements	2,882,614
Total change in net unrealized appreciation
(depreciation)		(51,454,826)
Net gain (loss)		(69,884,418)
Net increase (decrease) in net assets resulting from
operations		$ 21,677,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
		For the period
		December 17, 2004
	Six months ended	(commencement of
	March 31,	operations) to
	2006	September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,562,083	$ 123,290,207
Net realized gain (loss)	(18,429,592)	27,689,244
Change in net unrealized appreciation (depreciation)	(51,454,826)	(73,241,705)
Net increase (decrease) in net assets resulting
from operations	21,677,665	77,737,746
Distributions to partners from net investment income	(85,286,069)	(118,133,228)
Affiliated share transactions
Proceeds from sales of shares	816,797,416	50,591
Contributions in-kind	—	3,277,957,293
Cost of shares redeemed	—	(493)
Net increase (decrease) in net assets resulting from
share transactions	816,797,416	3,278,007,391
Total increase (decrease) in net assets	753,189,012	3,237,611,909

Net Assets
Beginning of period	3,237,611,909	—
End of period	$ 3,990,800,921	$ 3,237,611,909

Other Information
Shares
Sold	8,371,364	506
Issued for in-kind contributions	—	32,779,573
Redeemed	—	(5)
Net increase (decrease)	8,371,364	32,780,074

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights

	Six months ended	Year ended
	March 31,	September 30,
	2006	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 98.77	$ 100.00
Income from Investment Operations
Net investment incomeD	2.454	3.761
Net realized and unrealized gain (loss)	(1.956)	(1.387)
Total from investment operations	498	2.374
Distributions to partners from net investment income	(2.288)	(3.604)
Net asset value, end of period	$ 96.98	$ 98.77
Total ReturnB,C	51%	2.40%
Ratios to Average Net AssetsE,G
Expenses before reductions	0080%A	.0077%A
Expenses net of fee waivers, if any	0080%A	.0077%A
Expenses net of all reductions	0077%A	.0073%A
Net investment income	5.03%A	4.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,990,801	$ 3,237,612
Portfolio turnover rate	145%A	110%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period December 17, 2004 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Tactical Income Central Investment Portfolio (the fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment compa nies available to investment companies and other accounts managed by Fidelity Manage ment & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with proce dures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is

35 Semiannual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Investment Transactions and Income continued

periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis except for certain items such as market discount, financing transactions, and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,172,031
Unrealized depreciation	(71,183,850)
Net unrealized appreciation (depreciation)	$ (54,011,819)
Cost for federal income tax purposes	$ 4,571,010,580

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

36

2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event

37 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies continued
Swap Agreements continued

(such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

Semiannual Report

38

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $617,420,999 and $256,409,512, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by FIMM, an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

39 Semiannual Report

Notes to Financial Statements continued
5. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $5,285.

6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Semiannual Report

40

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Tactical Income Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Investment Portfolio, a fund of Fidelity Central Investment Portfolios LLC and Partners, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets and the financial highlights for the six months ended March 31, 2006 and for the period December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custo dians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Investment Portfolio as of March 31, 2006, the results of its operations for the six months then ended, and the changes in its net assets and its financial highlights for the six months ended March 31, 2006 and for the period December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 22, 2006

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Investment Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

42

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

43 Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 24, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 24, 2006